Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	true
Amendment Description	The sole purpose of this Form 20-F/A is to amend the Original Form 20-F to provide Interactive Data File disclosure as Exhibit 101 to this Form 20-F/A in accordance with Rule 405 of Regulation S-T. The Interactive Data File disclosure attached as Exhibit 101 to the Form 20-F/A is the first Detailed Tagging Interactive Data File that Tiger Media, Inc. is required to submit under Rule 405 of Regulation S-T.
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	IDI
Entity Registrant Name	Tiger Media, Inc.
Entity Central Index Key	0001460329
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	30,143,741

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 7,209	$ 39
Prepaid expenses and other current assets	273	36
Total current assets	7,482	75
NON-CURRENT ASSETS
Property and equipment, net	62
Total non-current assets	62
ASSETS OF DISCONTINUED COMPONENTS		50,425
Total assets	7,544	50,500
CURRENT LIABILITIES
Accounts payable	46
Accrued expenses and other payables	366	880
Acquisition consideration payable	549	1,043
Amounts due to related parties	110	174
Total current liabilities	1,071	2,097
LIABILITIES OF DISCONTINUED COMPONENTS		61,856
Total liabilities	1,071	63,953
SHAREHOLDERS' EQUITY
Common Shares - $0.0001 par value 1,000,000,000 shares authorized, 21,687,497 and 30,143,741 shares issued and outstanding on December 31, 2011 and 2012, respectively	3	2
Additional paid-in capital	137,823	123,288
Accumulated other comprehensive loss	(4,433)	(1,071)
Accumulated deficit	(126,920)	(135,672)
Total shareholders' equity/(deficit)	6,473	(13,453)
Total liabilities and shareholders' equity	$ 7,544	$ 50,500

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	30,143,741	21,687,497
Common stock, shares outstanding	30,143,741	21,687,497

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising service revenues
Cost of revenues
Gross profit
Sales and marketing expenses	(123)	(123)	(291)
General and administrative expenses	(3,448)	(3,880)	(2,435)
Gain from extinguishment of acquisition consideration payable	3,032
Loss from operations	(539)	(4,003)	(2,726)
Interest income	10		7
Interest expense	(149)
Other income/(expense), net		256	413
Total other income/(expense)	(139)	256	420
Loss from continuing operations before income taxes	(678)	(3,747)	(2,306)
Provision for income taxes
Loss from continuing operations	(678)	(3,747)	(2,306)
Loss from operations of discontinued components, net of tax	(6,723)	(9,712)	(44,333)
Gain on disposal of subsidiaries, net of tax	16,153
Profit/(loss) from discontinued operations	9,430	(9,712)	(44,333)
Net Profit / (loss)	8,752	(13,459)	(46,639)
- Basic
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.42	$ (0.46)	$ (2.13)
Total Net Income, Basic	$ 0.39	$ (0.64)	$ (2.24)
- Diluted
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.41	$ (0.46)	$ (2.13)
Total Net Income, Diluted	$ 0.38	$ (0.64)	$ (2.24)
Weighted average number of shares outstanding -
- Basic	22,545,989	20,994,015	20,796,789
- Diluted	22,784,302	20,994,015	20,796,789
Comprehensive income:
Net profit/(loss)	8,752	(13,459)	(46,639)
Foreign currency translation adjustment	(3,362)	(2,224)	103
Net comprehensive income/(loss)	5,390	(15,683)	(46,536)
VIE [Member]
Advertising service revenues		530	20,709
Gross profit		(54)	5,556
Loss from operations		(618)	(17,358)
Profit/(loss) from discontinued operations		$ (883)	$ (19,194)

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY/ (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Beginning balance at Dec. 31, 2009	$ 48,400	$ 2	$ 122,922	$ 1,050	$ (75,574)
Beginning balance, shares at Dec. 31, 2009		20,758,368
Net profit / (loss)	(46,639)				(46,639)
Foreign currency exchange translation adjustment	103			103
Repurchase of warrants	(3,809)		(3,809)
Exercise of warrants	9		9
Exercise of warrants, Shares		1,460
Issuance of shares, Shares		6,250
Issuance of common shares for share incentive plan	1		1
Issuance of common shares for share incentive plan, Shares		92,583
Share-based compensation	2,398		2,398
Ending balance at Dec. 31, 2010	463	2	121,521	1,153	(122,213)
Ending balance, shares at Dec. 31, 2010		20,858,661
Net profit / (loss)	(13,459)				(13,459)
Foreign currency exchange translation adjustment	(2,224)			(2,224)
Share issued for earn-out	871		871
Share issued for earn-out, Shares		750,380
Issuance of common shares for share incentive plan	2		2
Issuance of common shares for share incentive plan, Shares		78,456
Share-based compensation	894		894
Ending balance at Dec. 31, 2011	(13,453)	2	123,288	(1,071)	(135,672)
Ending balance, shares at Dec. 31, 2011		21,687,497
Net profit / (loss)	8,752				8,752
Foreign currency exchange translation adjustment	(3,362)			(3,362)
Share issued for earn-out	1,904		1,904
Share issued for earn-out, Shares		1,158,515
Extinguishment of ordinary shares	(147)		(147)
Extinguishment of ordinary shares, Shares		(132,272)
Exercise of warrants	2,215		2,215
Exercise of warrants, Shares		1,771,749
Issuance of shares	6,955	1	6,954
Issuance of shares, Shares		6,955,000
Issuance of common shares for share incentive plan
Issuance of common shares for share incentive plan, Shares		56,087
Share-based compensation	660		660
Conversion of promissory convertible notes	3,149		3,149
Conversion of promissory convertible notes, Shares	3,148,833	3,148,833
Repurchase of ordinary shares	(621)		(621)
Repurchase of ordinary shares, Shares		(4,501,668)
Options issued for divestiture of SearchMedia International	421		421
Ending balance at Dec. 31, 2012	$ 6,473	$ 3	$ 137,823	$ (4,433)	$ (126,920)
Ending balance, shares at Dec. 31, 2012		30,143,741

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit / (loss)	$ 8,752	$ (13,459)	$ (46,639)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of property and equipment	133	385	404
Amortization of intangible assets		1,329	1,737
Finance cost	149
Share-based compensation	660	894	2,398
Deferred tax expenses / (benefit)		(1,087)	(817)
Gain on disposal of subsidiaries	(16,153)
Change of fair value of acquisition consideration payable		(10,681)
Gain on extinguishment of consideration payable	(3,026)	(4,340)
Gain on termination of VIEs		(9,551)
Loss on impairment of goodwill		27,927	39,411
Loss on impairment of intangible assets		2,723
Loss on disposals of fixed assets	373		4
Bad debt provision on prepaid expenses and other current assets	(6)	832	1,006
Bad debt provision on accounts receivables	(130)	2,073	780
(Increase) / decrease in assets:
Accounts receivable	3,538	(1,379)	(5,645)
Prepaid expenses and other current assets	1,804	(3,941)	(4,331)
Amounts due to/from related parties	240	(2,106)	1,882
Increase / (decrease) in liabilities:
Accounts payable	(661)	5,114	4,882
Accrued expenses and other payables	(167)	2,420	2,034
Amounts due to/from related parties	(23)	(1,558)	1,612
Deferred revenue	(1,165)	224	579
Income taxes payable	(306)	1,329	2,373
Net cash provided by/ (used in) operating activities	(5,988)	(2,852)	1,670
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(47)	(47)	(140)
Proceeds from disposals of property and equipment		3	3
Cash disposed upon the termination of VIEs		(120)
Cash disposed upon disposal of subsidiaries	(2,356)
Cash paid for acquisitions, net of cash acquired	(549)	(738)	(20,015)
Net cash used in investing activities	(2,952)	(902)	(20,152)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in restricted bank deposit	(71)	10	259
Proceeds from short-term borrowings		1,346	768
Repayment of short-term borrowings		(747)	(693)
Proceeds from issuance of convertible promissory notes and warrants	3,000
Proceeds from exercise of options		2	9
Proceeds from exercise of warrants	2,215
Payment for repurchase of ordinary shares	(621)
Proceeds from issuance of ordinary shares	6,955
Issue of options			1
Repurchase of warrants			(3,809)
Net cash provided by/ (used in) financing activities	11,478	611	(3,465)
Foreign currency translation adjustment	41	219	103
Net increase / (decrease) in cash and cash equivalents	2,579	(2,924)	(21,844)
Cash and cash equivalents at beginning of year	4,630	7,554	29,398
Cash and cash equivalents at end of year	7,209	4,630	7,554
Cash and cash equivalents from continuing components	7,209	39	3,130
Cash and cash equivalents from discontinued components		4,591	4,424
SUPPLEMENTAL DISCLOSURE INFORMATION
Cash paid for interest		89	45
Cash paid for income taxes	124	314	465
Non-cash investing transactions:
Acquisition consideration settled	4,930	15,891	39,195
Payable in connection with purchase of property and equipment			3
Non-cash financing transactions:
Conversion of promissory convertible notes	$ 3,149

Principal activities and organization	12 Months Ended
Dec. 31, 2012
Principal activities and organization

1. Principal activities and organization

(a) Principal activities

Tiger Media, Inc. (the “Company” or “Tiger Media” or “IDI”, formerly known as SearchMedia Holdings Limited) is a holding company and, through its consolidated subsidiaries (collectively the “Group”), is principally engaged in the provision of advertising services in the out-of-home advertising industry. Out-of-home advertising typically refers to advertising media in public places, such as billboards, luxury shopping mall LCDs and furniture displays.

(b) Organization

On December 14, 2012, SearchMedia Holdings Limited changed its name to Tiger Media, Inc.

On October 30, 2009, the Company completed the acquisition of all the issued and outstanding shares and warrants of SearchMedia International Limited (“SearchMedia International”) (Business combination). SearchMedia International security holders, including certain note holders and warrant holders, received ordinary shares, or securities exercisable or exchangeable for ordinary shares, of the Company. The business combination was accounted for as a reverse recapitalization, whereby SearchMedia International is the continuing entity for financial reporting purposes and is deemed to be the accounting acquirer of SearchMedia Holdings Limited.

Prior to January 1, 2008, SearchMedia International incorporated Jieli Investment Management Consulting (Shanghai) Co., Ltd. (“Jieli Consulting”), which in turn entered into contractual agreements (see “VIEs Arrangements”) with the owners of Shanghai Jingli Advertising Co., Ltd. (“Jingli”). The arrangement was to facilitate foreign investors to invest in SearchMedia International as the then PRC laws did not allow direct foreign investment or ownership in advertising companies in the PRC. The terms of these agreements resulted in SearchMedia International, through its wholly-owned subsidiary, Jieli Consulting, bearing all the economic risks and receiving all the economic benefits from the businesses and controlling the financing and operating affairs with respect to Jingli’s businesses. In accordance with ASC Topic 810, “Consolidation”, the financial statements of Jingli were consolidated by SearchMedia International in its consolidated financial statements effective from the date SearchMedia International first became the primary beneficiary pursuant to this contractual arrangements.

In 2008, Jingli, the VIE, acquired 100% of the equity interests of the following subsidiaries. The Company consolidated the financial results of the VIE and its subsidiaries in the consolidated financial statements since the date of acquisitions.

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Planning Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Qingdao Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Shanghai Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC

On December 11, 2009, HK Ad-Icon established Ad-Icon Advertising (Shanghai) Co., Ltd. (“Ad-Icon Shanghai”), a wholly-owned subsidiary in China, which is permitted to operate advertising businesses in China. In 2010, Ad-Icon Shanghai, acquired 100% of the equity interests in Zhejiang Continental Advertising Co., Ltd. In addition, 100% of the equity interests in Shanghai Botang, Wanshuizhiyuan, Qingdao Kaixiang, Wuxi Ruizhong and Shenyang Jingli acquired by Jingli have been transferred to Ad-Icon Shanghai during 2010 and 2011.

Effective December 23, 2011, the VIE, Jingli, and its subsidiaries including Jincheng, Xinshichuang, Haiya, Shengshitongda, Changsha Jingli and Wenzhou Rigao ceased their respective advertisement business so that the VIE structure is no longer required or in place. The Company terminated the VIEs arrangements and ceased to consolidate the financial results of the VIE and its subsidiaries effective December 23, 2011.

The Company disposed of its wholly-owned subsidiaries Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang and Wuxi Ruizhong on May 2, May 14, August 31 and November 30, 2012 respectively.

On August 15, 2012, the Company established Tiger Media Global Limited (“Tiger Media Global”), a wholly-owned BVI subsidiary. On November 28, 2012, Tiger Media Global established Shanghai Tiger Shangda Management Consulting Co., Ltd. (“Shanghai Tiger Shangda”). On November 30, 2012, 100% of the equity interest in Shanghai Tiger Yaoyang Advertising Co., Ltd. (“Tiger Yaoyang”) was transferred to Shanghai Tiger Shangda. Tiger Yaoyang was incorporated on September 18, 2012, which was permitted to operate the LCD advertising businesses in China.

On December 31, 2012, the Company divested SearchMedia International and its subsidiaries, including Jieli Consulting, Jieli Network, Shanghai Botang, Wanshuizhiyuan, HK Ad-Icon, Ad-Icon Shanghai and Quanwei to Partner Venture Holding Limited (“Partner”), an independent third party, to eliminate the remaining earn-out obligations and potential tax liabilities pursuant to the acquisition agreements with the subsidiaries of SearchMedia International (See note 2).

(c) Reclassification

Certain comparative figures have been reclassified to conform to current period’s presentation.

Discontinued operations	12 Months Ended
Dec. 31, 2012
Discontinued operations

2. Discontinued operations

Introduction

In order to expand shareholder value in the longer term and allow the Company to focus on and pursue additional accretive concessions, the Company divested many of its subsidiaries during 2012. In addition, the divestiture of the subsidiaries resulted in the elimination of certain outstanding payables, earn-out liabilities and tax provisions in the aggregate amount of $41.6 million. On May 2, May 14, August 31, and November 30, 2012, the Company disposed of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang and Wuxi Ruizhong, respectively. On December 31, 2012, the Company entered into a Share Purchase Agreement and completed the sale of SearchMedia International and its remaining subsidiaries.

As a result of the Company’s disposal of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang and Wuxi Ruizhong and the Company’s divestment of SearchMedia International, together with its remaining subsidiaries, the results and accounts of each of these subsidiaries are shown as discontinued operations in the Company’s financial statements.

Disposal of Zhejiang Continental

On May 2, 2012, the Company divested 100% of the equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,250 in exchange for the issuance of 1.0 million ordinary shares of the Company. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Zhejiang Continental for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Period ended December 31, 2010	Year ended December 31, 2011	Period ended May 2, 2012
Advertising service revenues	4,370	2,611	379
Pretax profit/(loss)	3,269	303	(143)
Net profit / (loss)	2,451	100	(143)

The Company recorded a cumulative gain on the disposal of Zhejiang Continental, pursuant to the following:

Total consideration on disposal – 1,000,000 shares issued	$(1,700)
Add: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Less: Net book value of assets in connection with the disposal	(1,170)

Net gain on the disposal of Zhejiang Continental	5,460

Disposal of Shenyang Jingli

On May 14, 2012, the Company divested 100% of the equity interests in Shenyang Jingli back to its original selling shareholders and eliminated the related acquisition contingent payable of $1,437. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Shenyang Jingli for the year ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended May 14, 2012
Advertising service revenues	1,246	471	6
Pretax profit/(loss)	(241)	(549)	251
Net profit / (loss)	(181)	(816)	222

The Company recorded a cumulative gain on the disposal of Shenyang Jingli, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add: Net book value of liability in connection with the disposal	1,641

Net gain on the disposal of Shenyang Jingli	4,664

Disposal of Qingdao Kaixiang

On August 31, 2012, the Company divested 100% of the equity interests in Qingdao Kaixiang back to its original selling shareholders and eliminated the related acquisition contingent payable of $4,126. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Qingdao Kaixiang for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended August 31, 2012
Advertising service revenues	4,111	2,603	89
Pretax profit/(loss)	1,495	338	(563)
Net profit / (loss)	1,259	253	(563)

The Company recorded a cumulative loss on the disposal of Qingdao Kaixiang, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Less: Net book value of assets in connection with the disposal	(4,574)
Less: Goodwill writeoff	(3,261)

Net loss on the disposal of Qingdao Kaixiang	(1,818)

Disposal of Wuxi Ruizhong

On November 30, 2012, the Company divested 100% of the equity interests in Wuxi Ruizhong back to its original selling shareholders and eliminated the related acquisition contingent payable of $322. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Wuxi Ruizhong for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended November 30, 2012
Advertising service revenues	2,165	2,035	1,656
Pretax profit/(loss)	931	493	146
Net profit / (loss)	588	192	(19)

The Company recorded a cumulative loss on the disposal of Wuxi Ruizhong, pursuant to the following:

Total consideration on disposal	$147
Add: Obligation exempted	328
Add: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Less: Net book value of assets in connection with the disposal	(1,750)
Less: Goodwill writeoff	(3,103)

Net loss on the disposal of Wuxi Ruizhong	(2,642)

Divestiture of SearchMedia International Limited and its subsidiaries

On December 31, 2012, the Company announced the divestiture of its SearchMedia International Limited, together with all its remaining subsidiaries. As part of the transaction, SearchMedia International and its remaining subsidiaries were divested to an independent third party, by granting an option to acquire 650,000 shares of Tiger Media at $1.25 per share to eliminate the remaining earn-out obligations and potential tax liabilities pursuant to the acquisition agreements with the subsidiaries of SearchMedia International. As part of the transaction, the independent third party will pursue the collection of all receivables and all claims for SearchMedia International, for the benefit of Tiger Media and share 50% of any receivables, net proceeds, awards or judgments from any claims or lawsuits brought about by SearchMedia International entities; provided, however, 100% of any sale proceeds from the sale or transfer of any of the SearchMedia International’s subsidiaries will accrue to Tiger Media. Included in the divestiture of SearchMedia International are the subsidiaries, HK Ad-Icon, Wanshuizhiyuan and Shanghai Botang subsidiaries. As of December 31, 2012, SearchMedia International’s operating results will no longer form part of the Company’s consolidated financial statements.

The following financial information presents the results of operations of SearchMedia International and its remaining subsidiaries for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Advertising service revenues	37,075	47,851	27,899
Pretax profit/(loss)	(48,367)	(10,214)	(6,192)
Net profit / (loss)	(48,450)	(11,073)	(6,220)

The Company recorded a cumulative gain on the divestiture of SearchMedia International with its remaining subsidiaries, pursuant to the following:

Total consideration on disposal	$(421)
Add: Net book value of liability in connection with the divestiture	118,153
Less: Extinguishment of current accounts	(107,243)

Net gain on the divestiture of SearchMedia International	$10,489

The net book value of liability includes the extinguished acquisition payable to Wanshuizhiyuan and Wenzhou Rigao, amounting to $1,206 and $3,610, respectively.

The following financial information presents the total results of operations of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International and its subsidiaries for the years/period ended December 31, 2010, 2011 and for the period ended the disposal dates.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended disposal dates
Advertising service revenues	48,967	55,571	30,029
Pretax profit/(loss)	(42,913)	(9,629)	(6,501)
Net profit / (loss)	(44,333)	(9,712)	(6,723)

The main classes of assets and liabilities of discontinued components are as follows:

	2011	2012
Cash	$4,592	$—
Accounts receivable	15,822	—
Prepayments and other receivables	9,476	—
Amount due from related party	2,079	—
Property, plant and equipment	633	—
Long-term deferred expenses	31	—
Deferred tax assets	866	—
Goodwill	16,926	—

Assets of discontinued components	$50,425	$—
Accounts payable	14,167	—
Accrued expenses and other payables	15,764	—
Amount due to related party	205	—
Income tax payable	9,524	—
Acquisition payable	22,196	—

Liabilities of discontinued components	$61,856	$—

The Company recorded a cumulative gain on the disposal of divestiture of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International with its remaining subsidiaries, pursuant to the following:

Gain/(loss) on disposal of discontinued components
Zhejiang Continental	5,460
Shenyang Jingli	4,664
Qingdao Kaixiang	(1,818)
Wuxi Ruizhong	(2,642)
SearchMedia International and its remaining subsidiaries	10,489

Gain/(loss) on disposal of discontinued components	16,153

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies

3. Summary of significant accounting policies

(a) Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of disposals of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong and divestiture of SearchMedia International, the consolidated balance sheet as of December 31, 2012 and the consolidated statement of operations for the year ended December 31, 2012 present the results and accounts of these subsidiaries as discontinued operations. All prior periods presented in the consolidated balance sheet and the consolidated statement of operations discussed herein have been reclassified to conform to present discontinued operations.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE subsidiary for which the Company is the primary beneficiary. Operating results of its VIE subsidiary were excluded from the consolidated financial statements beginning on December 23, 2011 upon the termination of the VIE contracts. And operating results of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong and SearchMedia International, together with its remaining subsidiaries, were excluded from the consolidated financial statements since their respective disposal dates. All significant transactions among the Company, its subsidiaries and its VIE subsidiary have been eliminated upon consolidation.

(b) Use of estimates

The preparation of financial statements in accordance with US GAAP requires the Company’s management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful receivables; useful lives and residual values of property and equipment and intangible assets; recoverability of the carrying amount of property and equipment, goodwill and intangible assets; fair values of financial instruments; the fair values of the assets acquired and liabilities assumed upon the consolidation of businesses acquired in 2008 and 2010 respectively; and the assessment of contingent obligations. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

(c) Foreign currency transactions and translation

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company is the US$, whereas the functional currency of the Company’s consolidated subsidiaries and VIEs in the PRC is the Renminbi (“RMB”) and the functional currency of the Company’s subsidiaries in the HKSAR is the Hong Kong Dollars (“HK$”), as the PRC and HKSAR are the primary economic environments in which the respective entities operate. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign currency. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the respective functional currency at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in a currency other than the functional currency are translated into the functional currency using the applicable exchange rate at each balance sheet date. The resulting exchange differences are recorded in “foreign currency transaction gain / (loss)” in the consolidated statements of operations.

The assets and liabilities of the Company’s consolidated subsidiaries and VIEs are translated into the US$ reporting currency using the exchange rate at each balance sheet date. Revenue and expenses of these entities are translated into US$ at average rates prevailing during the year. Equity accounts are translated at historical exchange rates. Gains and losses resulting from translation of these entities’ financial statements into the US$ reporting currency are recorded as a separate component of “accumulated other comprehensive income” within shareholders’ equity.

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

The Group’s cash and bank deposits were held in major financial institutions located in US and PRC, which management believes have high credit ratings. Cash and bank deposit held in PRC as of December 31, 2011 and 2012 were $4,438 (held by discontinued components) and $2,009, respectively. The remaining cash and bank deposits were held in US and Hong Kong denominated in USD, amounted to $193 ($39 held by continuing components and $154 held by discontinued components) and $5,200 as of December 31, 2011 and 2012, respectively.

The Company purchased two financial products, which are measured at fair value as cash equivalents.

1.	50 units of USD-denominated UBS Jersey Call Certificate with the given par value at USD50,000 per unit, whose fair value as of December 31, 2012 is $2,530. The Open End USD-denominated capital protected and non interest bearing UBS Jersey Call Certificate offers the investor a return which is linked to the development of the UBS USD Jersey Spot Rate as determined by the Calculation Agent. The value per product accretes daily, based on the prevailing Reference Rate. At any time, the value and redemption amount of the product will reflect the Par Value plus the accreted amount based on the prevailing Reference Rate. Should the Reference Rate become zero or negative, and Automatic Early Redemption is triggered at a Redemption Amount per Product. The investor is exposed to the fluctuations of the UBS USD Jersey Spot Rate and the credit risk of the Issuer – UBS AG, Jersey Branch.

2.	RMB-denominated non-capital preservation wealth management product with the par value at RMB2 million with a floating yield, which was issued by Agricultural Bank of China. The product can be redeemed at any time with the term of 5 years. The estimated maximum annual yield increases progressively with the investment of time, ranging from 2.15% to 3.55%. The Company measured it with the redeemed value, discounted at the yield rate. on February 25, 2013, the Company redeemed the product and received the amount of RMB2.025 million.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash investments. The Company places its temporary cash instruments with well-known financial institutions within China, Hong Kong and the United States and, at times, may maintain balances in US banks in excess of the $250 US FDIC Insurance limit. The Company monitors the credit ratings of the financial institutions to mitigate this risk.

(e) Restricted cash

Restricted cash represents amounts held by a bank subject to withdrawal for use restricted under court orders to hold the accounts in escrow. The restriction on cash is expected to be released when the related litigation is closed.

(f) Accounts receivable

Accounts receivable consist of amounts billed but not yet collected and unbilled receivables. Unbilled receivables relate to revenues earned and recognized, but which have not been billed by the Group in accordance with the terms of the advertising service contract. The payment terms of the Group’s service contracts with its customers vary and typically require an initial payment to be billed or paid at the commencement of the service period, progress payments to be billed during the service period, and a final payment to be billed after the completion of the service period. None of the Group’s accounts receivable bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management determines the allowance based on reviews of customer-specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ salvage or residual value. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	1 to 3 years
Advertisement display equipment	5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years

When items of property and equipment are retired or otherwise disposed of, loss/income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

(h) Intangible assets

The Group’s intangible assets are amortized on a straight line basis over their respective estimated useful lives, which are the periods over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. The Group’s intangible assets represent customer relationship, lease agreements and non-compete agreements which have estimated useful lives ranging from 0.5 to 4.4 years.

(i) Goodwill

Goodwill and other intangible assets are accounted for in accordance with the provisions of FASB ASC 350 “Intangibles — Goodwill and Other “. The Group accounts for business acquisitions using the acquisition method of accounting. Prior to 2009, goodwill consists of the cost of acquired businesses in excess of the fair value of the net assets acquired. Other intangible assets are separately recognized if the benefit of the intangible asset is obtained through contractual or other legal rights, or if the intangible asset can be sold, transferred, licensed, rented, or exchanged, regardless of an intent to do so.

Beginning on January 1, 2009, goodwill is measured as the excess of a over b below:

a.	The aggregate of the following:

1.	The consideration transferred measured in accordance ASC 805, which generally requires acquisition-date fair value.

2.	The fair value of any noncontrolling interest in the acquiree.

3.	In a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously held equity interest in the acquiree.

b.	The net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed measured in accordance with ASC 805.

Under FASB ASC 350, goodwill, including any goodwill included in the carrying value of investments accounted for using the equity method of accounting, and certain other intangible assets deemed to have indefinite useful lives, are not amortized.

(j) Impairment of long-lived assets

The Group tests goodwill for possible impairment in the fourth quarter of each year or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Circumstances that could trigger an impairment test between annual tests include, but are not limited to:

•	a significant adverse change in the business climate or legal factors;

•	an adverse action or assessment by a regulator;

•	unanticipated competition;

•	loss of key personnel;

•	the likelihood that a reporting unit or a significant portion of a reporting unit will be sold or disposed of;

•	a change in reportable segments; and/or results of testing for recoverability of a significant asset group within a reporting unit.

The Group utilizes a two-step method to perform a goodwill impairment review. In the first step, we determine the fair value of the reporting unit using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds the fair value, we would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

Application of goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to the reporting units, assigning goodwill to reporting units and estimating the fair value of each reporting unit. Changes in these estimates and assumptions could materially affect the determination of fair value of each reporting unit which could trigger impairment.

In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates. We may incur additional goodwill impairment charges in the future although we cannot predict whether this will occur.

Indefinite-lived intangible assets are assessed for impairment at least annually based on comparisons of their respective fair values to their carrying values. Finite-lived intangible assets are amortized over their respective useful lives and, along with other long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets”.

In evaluating long-lived assets for recoverability, including finite-lived intangibles and property and equipment, the Group uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

Asset recoverability is an area involving management judgment, requiring assessment as to whether the carrying value of assets can be supported by the undiscounted future cash flows. In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates.

No impairment loss once recognized is subsequently reversed even if facts and circumstances indicate recovery.

(k) Fair Value of Financial Instruments

FASB ASC 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

•	Level 1 — defined as observable inputs such as quoted prices in active markets;

•	Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair value of the Group’s financial assets and liabilities approximate their carrying amount because of the short-term maturity of these instruments. The Group’s options and acquisition consideration payable fall into Level 3 and there were no transfers in or out of Level 3 during the years presented.

(l) Revenue recognition

The Group recognizes advertising service revenue on a straight-line basis over the period in which the customer advertisement is to be displayed, which typically ranges from 1 month to 2 years, starting from the date the Group first displays the advertisement. Written contracts are entered into between the Group and its customers to specify the price, the period and the location at which the advertisement is to be displayed. Revenue is only recognized if the collectability of the advertising service fee is probable.

The Group generates advertising service revenues from the sales of frame space on the poster frame network and advertising time slots on traditional billboard networks. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis.

Customer payments received in excess of the amount of revenue recognized are recorded as deferred revenue in the consolidated balance sheet, and are recognized as revenue when the advertising services are rendered.

(m) Cost of revenues

Cost of revenues consists primarily of operating lease cost of advertising space for displaying advertisements, depreciation of advertising display equipment, amortization of intangible assets relating to lease agreements and direct staff and material costs associated with production and installation of advertising content.

(n) Operating leases

The Group leases advertising space, including billboards and poster frames, and office premises under non-cancellable operating leases. Minimum lease payments are expensed on a straight-line basis over the lease term. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligation at the end of the lease.

(o) Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs, mainly sales commission, included in sales and marketing expenses from discontinued components amounted to $1,834, $3,852 and $3,573 for the years ended December 31, 2010, 2011 and 2012, respectively.

(p) Retirement and other post-retirement benefits

Pursuant to relevant PRC regulations, the Company’s consolidated subsidiaries in the PRC are required to make contributions to various defined contribution retirement plans organized by the PRC government. The contributions are made for each qualifying PRC employee at rates ranging from 18% to 20% on a standard salary base as determined by the PRC governmental authority. Contributions to the defined contribution plans are charged to the consolidated statements of income as the related employee service is provided.

The Company’s subsidiaries in the HKSAR operate a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The MPF scheme is a defined contribution retirement scheme administered by independent trustees. Under the MPF scheme, the employer is required to make contributions to the scheme at 5% of the employees’ relevant income, subject to an upper limit. Contributions to the scheme vest immediately.

The Group has no other obligation for the payment of employee benefits associated with these retirement plans beyond the contributions described above.

(q) Share-based payments

The Group accounts for share-based payments to employees is in accordance with ASC Topic 718,“Compensation—Stock Compensation”. Under ASC 718, the Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period.

The Company accounts for share-based payments to non-employees in accordance with ASC 505-50, “Equity-Based Payments to Non-Employees”. Under ASC 505-50, share-based payment transactions with nonemployees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. For this specific option due to share purchase agreement, the fair value of the equity instruments issued in a share-based payment transaction with nonemployees is more reliably measurable than the fair value of the consideration received, the transaction shall be measured based on the fair value of the equity instruments issued by the Group.

(r) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that the change in tax rates or laws is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group applies ASC Topic 740 “Income Taxes”. ASC 740 clarifies the accounting for uncertain tax positions. This interpretation requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

(s) Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing income/(loss) attributable to common shares shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on loss per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(t) Segment reporting

The Group has one operating segment as defined by ASC Topic 280, “Segment Reporting”. For the three years ended December 31, 2010, 2011 and 2012, the Group’s advertising service revenues generated from customers outside the PRC is less than 10% of the Group’s total consolidated revenues and the Group’s total long-lived tangible assets located outside the PRC is less than 10% of the Group’s total consolidated long-lived tangible assets. Consequently no geographic information is presented.

(u) Recently issued accounting standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment.” This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This ASU does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the guidance is effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the guidance is effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Except for the ASUs above, in the year ended December 31, 2012, the FASB has issued ASU No. 2012-01 through ASU 2013-05, which is not expected to have a material impact on the consolidated financial statements upon adoption.

Earnings / (loss) per share	12 Months Ended
Dec. 31, 2012
Earnings / (loss) per share

4. Earnings / (loss) per share

Basic earnings / (loss) per share is computed by dividing net earnings/loss available to common shareholders by the weighted average number of common shares outstanding during the three years ended December 31, 2010, 2011 and 2012. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock or conversion of notes into shares of the Company’s common stock that could increase the number of shares outstanding and lower the earnings per share of the Company’s common stock. This calculation is not done for years in which a net loss was incurred as this would be antidilutive. The information related to basic and diluted earnings per share is as follows:

	2010	2011	2012
Numerator:
Net loss from continuing operations	$(2,306)	$(3,747)	$(678)
Net profit/loss from discontinued operations	(44,333)	(9,712)	9,430

Net profit/(loss)	$(46,639)	$(13,459)	$8,752
Denominator:
Weighted average shares outstanding — Basic	20,796,789	20,994,015	22,545,989
— Diluted	20,796,789	20,994,015	22,784,302
Earnings / (loss) per share:
Basic
Continuing operations	$(0.11)	$(0.18)	$(0.03)
Discontinued operations	$(2.13)	$(0.46)	$0.42

	$(2.24)	$(0.64)	$0.39
Diluted
Continuing operations	$(0.11)	$(0.18)	$(0.03)
Discontinued operations	$(2.13)	$(0.46)	$0.41

	$(2.24)	$(0.64)	$0.38

There were a total of 650,000 options, 145,261 restricted shares and 6,713 warrants that have been included in the computation of diluted earnings per share that could potentially dilute basic earnings per share for the year ended December 31, 2012. 1,635,522 employee stock options are outstanding as of December 31, 2012, which were not included in the calculation of diluted income per share for the year ended because their effect would have been anti-dilutive.

Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets

5. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Prepaid concession approval fees	$—	$79
Prepaid for LCD procurement	—	51
Rental deposits and other receivables	36	143

Total prepaid expenses and other current assets	$36	$273

Acquisition consideration payable	12 Months Ended
Dec. 31, 2012
Acquisition consideration payable

6. Acquisition consideration payable

During the year ended December 31, 2008 and 2010, the Group acquired the respective advertising businesses of Jincheng, Xinshichuang, Qingdao Kaixiang, Wanshuizhiyuan, Shenyang Jingli, Shanghai Botang, HK Ad-Icon, Shengshitongda, Wenzhou Rigao, Wuxi Ruizhong and Zhejiang Continental (“acquired entities”). These acquisitions were unrelated to each other.

Pursuant to a series of acquisition agreements signed with each of the acquired entities’ former equity owners, which we refer to as the “ex-owners”, in 2008 and 2010 (“original acquisition agreements”), the purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group. The acquisition consideration is to be paid to each of the acquired entities’ ex-owners in a 2-year earn-out period following respective acquisition dates (“earn-out period”).

The table below summarizes the contingent consideration associated with the Company’s 2008 and 2010 acquisitions:

	Total contingent consideration and paid up to December 31, 2011 and consideration payable as of December 31, 2011
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,183	$7,802	$4,225	$4,156	$4,156	$—
Wanshuizhiyuan	11,093	9,890	—	1,203	—	1,203
Shenyang Jingli	18,101	16,663	—	1,438	—	1,438
Haiya	8,973	5,951	—	3,022	1,178	1,844
Shanghai Botang	35,005	34,556	—	449	—	449
HK Ad-Icon	2,410	1,547	269	594	594	—
Wenzhou Rigao	8,359	4,759	—	3,600	2,116	1,484
Wuxi Ruizhong	4,774	3,487	716	571	571	—
Zhejiang Continental	10,665	2,460	—	8,205	8,205	—

Total	$115,563	$87,115	$5,210	$23,238	$16,820	$6,418

	Total contingent consideration, paid and extinguished up to December 31, 2012 and consideration payable as of December 31, 2012
Acquired entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Extinguishment of consideration	Consideration extinguished on disposal	consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,070	$7,748	$4,196	$—	$4,126	$—	$—	$—
Wanshuizhiyuan	11,121	9,915	—	—	1,206	—	—	—
Shenyang Jingli	18,092	16,655	—	—	1,437	—	—	—
Haiya	9,002	5,970	—	3,032	—	—	—	—
Shanghai Botang	35,091	34,641	—	—	—	450	—	450
HK Ad-icon	2,414	1,847	468	—	—	99	99	—
Wenzhou Rigao	8,380	4,770	—	—	3,610	—	—	—
Wuxi Ruizhong	4,783	3,744	—	—	1,039	—	—	—
Zhejiang Continental	10,723	2,473	1,700	—	6,550	—	—	—

Total	$115,676	$87,763	$6,364	$3,032	$17,968	$549	$99	$450

During 2011, 750,380 shares of the Company were issued to ex-owner of Qingdao Kaixiang, Wuxi Ruizhong and HK Ad-Icon to settle consideration payable in stock of $5,210. A gain of $4,340 was recognized to the income statement due to the issuance of the Company’s shares at the market price lower than the price initially agreed at acquisition.

During 2012, 158,515 shares of the Company were issued to ex-owner of HK Ad-Icon to settle consideration payable in stock of $198. A loss of $6 was recognized to the income statement due to the issuance of the Company’s shares at the market price higher than the price revised and agreed in the year.

On May 2, 2012, the Company divested 100% of the equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,250 in exchange for the issuance of 1 million common shares of the Company. A gain of $6,550 was recognized to the income statement.

On May 8, 2012, Haiya and Ad-Icon Shanghai entered into a Supplementary Agreement on the Restated Earn-out Agreement and the Term Sheet. The ex-owners of Haiya agreed to extinguish the outstanding acquisition consideration payable at $3,032.

On November 30, 2012, the Company divested 100% of the equity interests in Wuxi Ruizhong back to its original selling shareholders and eliminated the related acquisition contingent payable of $322. The ex-owners of Wuxi Ruizhong returned 132,272 shares, which were issued in 2011 to settle the earn-out obligation of $716, to the Company.

Upon the disposal of Shenyang Jingli, Qingdao Kaixiang, and the divestment of SearchMedia International and its subsidiaries, the additional outstanding acquisition consideration payables at $6,769 were extinguished from the Company. As the earn-out obligation for Wenzhou Rigao was assumed by Ad-Icon Shanghai on deconsolidation of VIEs on December 23, 2011, this obligation of $3,610 was also extinguished because Ad-Icon Shanghai was divested as the wholly-owned subsidiary of SearchMedia International.

Accrued expenses and other payables	12 Months Ended
Dec. 31, 2012
Accrued expenses and other payables

7. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2011	2012
Accrued professional fee	$880	$353
Accrued payroll	—	13

Total accrued expenses and other payables	$880	$366

Promissory convertible note	12 Months Ended
Dec. 31, 2012
Promissory convertible note

8. Promissory convertible note

On February 17, 2012, the Company issued promissory notes with its existing largest shareholder and several other investors including an affiliate of the Company’s CEO to the affiliates of our directors and senior management (the “Lenders”) and received net proceeds of $3,000. The interest accrued on the outstanding principal amount at the rate of ten percent per annum. All computations of interest were made for the actual number of days occurring in the period for which such interest is payable on basis of a 365 day year. The Lenders had the right to convert the principal and any interest due into ordinary shares of the Company at a fixed conversion price per share.

On August 17, 2012, the Lenders converted the principal and accrued interests of $149 to ordinary shares at the conversion price of $1 per share and 3,148,833 shares were issued on August 27, 2012.

Common shares and warrants	12 Months Ended
Dec. 31, 2012
Common shares and warrants

9. Common shares and warrants

Common shares

As of December 31, 2011 and 2012, the number of issued and outstanding common shares was 21,687,497 and 30,143,741, respectively. The change of number of common shares is as follows:

•

In January 2012 and April 2012, the Company reached settlement agreements related to its arbitration with certain predecessor shareholders related to matters from the Share Exchange Agreement signed October 30, 2009. Pursuant to the settlement agreement (i) 2,471,968 shares were repurchased by the Company at an average price per share of $0.25 and such shares were cancelled, and (ii) 2,029,700 shares were surrendered and cancelled without consideration.

•	The Company issued 56,087 shares to its former CEO, including 33,333 shares to the vesting of certain restricted shares and 22,754 shares to settle certain obligations of the Company.

•

On May 2, 2012, the Company divested 100% of the equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,250 by issuing 1 million common shares of the Company at a price of $2.00 per share per agreement. A gain of $6,550 was recognized to the income statement.

•	On August 17, 2012, the holders of promissory convertible notes converted the principal at $3,000 and accrued interests of $149 to 3,148,833 ordinary shares at the conversion price $1 per share.

•

On August 17, 2012, the Company entered into a stock purchase agreement with certain accredited investors, pursuant to which the Company sold in a PIPE transaction an aggregate of 6,100,000 shares of the Company’s common stock, par value $0.0001 per share, at a price per share of $1.00. The Company received aggregate gross proceeds of $6,100,000.00 at its first closing dated August 17, 2012.

•	On August 29, 2012, 158,515 shares were issued to ex-owners of HK Ad-Icon to offset earn-out liabilities of $198.

•

On September 19, 2012, the Company closed on the second tranche of its stock purchase agreement with certain accredited investors, pursuant to which the Company sold in a PIPE transaction an aggregate of an additional 855,000 ordinary shares, at a price per share of $1.00.

•	With the disposal of Wuxi Ruizhong, the ex-owners of Wuxi Ruizhong returned back 132,272 shares, which were previously issued to pay off earn-out liabilities.

•

In November 2012, the Company offered its warrant holders the right to exercise one-third of their warrants at a reduced exercise price of $1.25 and a total of $2.2 million was raised from the exercise of Warrants to purchase 1,771,749 of the Company’s ordinary shares in December 2012. In addition, pursuant to the terms of the offer, at the expiration date of the Warrants on February 20, 2013, 3,543,596 Warrants held by participating holders, representing two times the number of Warrants exercised, had their expiration date extended until December 26, 2013 and the exercise price of such Warrants were reduced to $2.50. Warrants not exercised or extended expired on February 19, 2013.

Warrants

Prior to the Business Combination, SearchMedia had a total of 13,400,000 warrants outstanding. Each warrant entitled the registered holder to purchase one share of the Company’s common stock at a price of $6.00 to $8.00 per share at any time commencing on the completion of a business combination. The warrants had a four year term and were originally to expire in November 2011. The Board of Directors of the Company approved an extension of the expiration date of its publicly held warrants and insider warrants with an exercise price of $6.00 per share, and underwriter warrants with an exercise price of $7.00 per share to November 2012 and then to February 19, 2013.

Upon completion of the business reverse acquisition, which was October 30, 2009, the Company has 15,347,401 warrants outstanding, which includes 1,519,182 warrants issued to the SearchMedia International shareholders or warrant holders in the business reverse acquisition and 428,219 warrants issued to the note holder.

Each warrant issued to a SearchMedia International shareholder or warrant holder in the business reverse acquisition and note holder entitles the registered holder to purchase one share of SearchMedia Holding’s common stock at a price ranging from $0.0001 to $8.14 per share, subject to adjustment, at any time. The exercise price and number of ordinary shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their respective exercise prices. The warrants will expire three years from the date of issuance of such warrant.

In January 2010, the Company repurchased in aggregate 1,738,500 warrants in the open market for a total consideration of $3,809 under a Board authorized plan. During 2010, 1,460 warrants were exercised and the Company received net proceeds of $9. There were no warrants exercised during 2011.

On November 15, 2012 the Company offered to exercise warrants at a reduced exercise price, which the Company provided to its holders of Public Warrants, Insider Warrants, and Underwriter Warrants. The benefit for the warrant holders was computed bu using the Black-Scholes model for an approximate amount of $664. The opportunity to exercise up to one-third of a holder’s outstanding Warrants at a reduced exercise price expired at 5:00 p.m. Eastern Time on December 26, 2012. The Company raised a total of $2.2 million from proceeds received as a result of the exercise of Warrants to purchase 1,771,749 of the Company’s ordinary shares. In addition, pursuant to the terms of the offer on February 20, 2013, 3,543,498 Warrants held by participating holders, representing two times the number of Warrants exercised by such holders, had their expiration date extended until December 26, 2013 and the exercise price of such Warrants was reduced to $2.50 per share. Warrants not exercised or extended expired on February 19, 2013.

As of December 31, 2011 and 2012, there were 13,607,441 and 10,210,699 warrants for the common stock outstanding respectively.

Share-based payments	12 Months Ended
Dec. 31, 2012
Share-based payments

10. Share-based payments

Share-based compensation to employees

Effective on January 1, 2008, the board of directors and shareholders of the SearchMedia International approved and adopted the 2008 Share Inventive Plan (the “Share Incentive Plan”) which provides for the granting of up to 1,796,492 share options and restricted shares to the eligible employees to subscribe for ordinary shares of SearchMedia International. The granted stock options and restricted shares were subsequently converted into SearchMedia Holdings’ stock options and restricted shares on October 30, 2009 pursuant to the Share Exchange Agreements.

In August 2010, subject to shareholder approval which was received in September of 2011, the Board approved an increase of the number of authorized shares to be awarded under the Share Incentive Plan from 1,796,492 to 3,000,000 shares which may be granted to designated employees, directors and consultants of the Company. On December 14, 2012, shareholders approved an increase in the 2008 share incentive plan to 4,500,000 shares.

(a) Share options

Details of stock options activity during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2010	423,797	3.19		1,253
Granted	770,000	5.47		1,924
Exercised	(86,673)	0.01		(345)
Forfeited	(102,263)	2.69		(316)
Balance as of December 31, 2010	1,004,861	2.13		1,253
Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)
Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880
Granted	1,300,000	1.37		799
Forfeited	(683,810)	4.04		(968)
Balance as of December 31, 2012	1,635,523	2.36	8.6 years	1,735
Options exercisable at December 31, 2012	387,188	5.47	6.8 years	738

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2010	2011	2012
Risk-free rate of return	2.74%-4.14%	2.35%	1.46%-2.30%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	64.00%	102.20%	96.90%-102.00%
Dividend yield	0%	0%	0%

The expected volatility in the table above was based on the actual volatility of the Company’s ordinary shares.

Because the Company’s share options have certain characteristics that are significantly different from traded options, and because changes in the subjective assumptions can materially affect the estimated value, in management’s opinion, the existing valuation model may not provide an accurate measure of the fair value of the Company’s share options. Although the fair value of share options issued to employees is determined in accordance with ASC Topic 718, “Compensation—Stock Compensation”, using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

The Company has accounted for these options issued to employees in accordance with ASC Topic 718, “Compensation—Stock Compensation”, by measuring compensation cost based on the grant-date fair value and recognizing the cost over the period during which an employee is required to provide service in exchange for the award.

During first quarter of 2010, 545,000 options, at exercise prices ranging from $6.05 to $7.4, to purchase the Company’s ordinary shares were granted to senior executives of the Company with the options vesting one-third annually over a three year period. A total of 225,000 options, at exercise price of $7.14, were also granted to Board members with vesting one year from the date of grant. The fair value of these options at grant date was $1,924.

On August 20, 2010, one of the senior executives of the Company agreed to cancel 225,000 options granted in the first quarter of 2010 and, upon cancellation, the senior executive was issued an option to purchase 225,000 shares of common stock at exercise price of $2.62, which vest one-third annually on the anniversary of the date of grant. The fair value of these options at grant date was $216.

On September 1, 2011, 120,000 options, at exercise prices at $1.74, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting half annually over a two year period. The fair value of these options at grant date was $123. The options were forfeited on the senior executive’s resignation.

On February 8, 2012, 300,000 options, at exercise price at $1.06, to purchase the Company’s ordinary shares of the Company were granted to certain senior executives of the Company with the options vesting over one year. The fair value of these options at grant date was $182.

On February 8, 2012, 50,000 options, at exercise price at $1.06, to purchase the Company’s ordinary shares of the Company were granted to a senior management of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $35.

On February 13, 2012, 400,000 options, at exercise price at $1.1, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $286.

On March 21, 2012, 25,000 options, at exercise price at $1.55, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vested on February 24, 2013. The fair value of these options at grant date was $22.

On March 27, 2012, 100,000 options, at exercise price at $1.65, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $108. On March 27, 2012, the same senior executive cancelled 250,000 options, at exercise price at $6.09, to purchase the Company’s ordinary shares of the Company, which were granted on February 1, 2010.

On May 23, 2012, 150,000 options, at exercise price at $1.69, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $165. The options have been forfeited on his resignation.

On October 17, 2012, 150,000 options, at exercise price at $1.57, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $150.

On November 15, 2012, 125,000 options, at exercise price at $1.05, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $83. The options have been forfeited on the senior executive’s resignation.

The amount of compensation cost recognized for these share options was $1,680 for the year ended December 31, 2010, of which $291 and $1,389 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2010, unrecognized share-based compensation cost in respect of granted share options amounted to $906.

The amount of compensation cost recognized for these share options was $662 for the year ended December 31, 2011, of which $123 and $539 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2011, unrecognized share-based compensation cost in respect of granted share options amounted to $308.

The amount of compensation cost recognized for these share options was $473 for the year ended December 31, 2012, of which $116 and $357 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2012, unrecognized share-based compensation cost in respect of granted share options amounted to $359.

(b) Restricted share

Details of restricted share activity during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Number of restricted share Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2010	463,779
Granted	100,000	605
Exercised	(5,910)
Forfeitures	(204,604)
Balance as of December 31, 2010	353,265
Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)
Balance as of December 31, 2011	347,862		7.6 years
Granted	181,087	224
Exercised	(56,087)
Forfeitures	(327,601)
Balance as of December 31, 2012	145,261	200	9.45 years
Units vested as of December 31, 2012	16,209	55	6.8 years

The Group recognized compensation cost (included in general and administrative expenses in the consolidated statements of operations) for these restricted share units of $719, $232 and $187 for the years ended December 31, 2010, 2011 and 2012, respectively. The fair value of the restricted share was estimated using the Binomial Tree option-pricing model. The assumptions used in estimating the fair value of the restricted share are the same as those related to valuation of share options.

As of December 31, 2012, unrecognized share-based compensation cost in respect of granted restricted share amounted to $0.

Share-based payment to nonemployees

On December 31, 2012, Tiger Media Inc. transferred 100% equity of SearchMedia International Limited to a third party by granting an option to acquire 650,000 shares of Tiger Media at $1.25 per share with the valid term of 5 years, which can be exercised immediately. Our accounts for the share-based payment transactions with nonemployees are at the fair value of the equity instruments issued in accordance with ASC Topic 505, “Equity – Equity-Based Payments to Non-Employees”.

We determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the assumptions – risk-free rate of return of 0.70%, option life of 5 years, expected volatility rate of 97.50% and dividend yield of 0%. The fair value of the share-based payment to nonemployees amounts to $421.

Statutory reserve	12 Months Ended
Dec. 31, 2012
Statutory reserve

11. Statutory reserve

The Group’s PRC consolidated subsidiaries are required under PRC laws to transfer at least 10% of their after tax profits as reported in their PRC statutory financial statements to a statutory surplus reserve. These entities are permitted to discontinue allocations to this reserve if the balance of such reserve has reached 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity shareholders. The statutory reserve is not available for distribution to the owners (except in liquidation) and may not be transferred in the form of loans, advances or cash dividends. For the years ended December 31, 2011 and 2012, the Group’s PRC consolidated subsidiaries made appropriations to the statutory reserve funds of $0 and $0, respectively. The accumulated balance of the statutory reserve funds maintained at these PRC consolidated subsidiaries as of December 31, 2011 and 2012 was $162 and $162, respectively, which have been eliminated on consolidation.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes

12. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no withholding tax is imposed.

Peoples’ Republic of China

The Company’s consolidated subsidiaries in the PRC are governed by the income tax law of the PRC and file separate income tax returns. They are subject to PRC enterprise income tax at 25% on their assessable profits.

Under the new tax law and related implementation rules, a withholding tax is applied on the gross amount of dividends received by the Company from its PRC consolidated subsidiaries after January 1, 2008; however undistributed earnings prior to January 1, 2008 are exempted from withholding tax. The implementation rules provide that the withholding tax rate is 10% or the applicable rate specified in a tax treaty. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiaries as of December 31, 2008 since these earnings are intended to be reinvested indefinitely in the PRC. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

For the years ended December 31, 2010, 2011 and 2012, substantially all of the Group’s income before income taxes was derived from the PRC discontinued operations. Income tax expenses for continuing operation is nil for all the years ended December 2010, 2011 and 2012.

Continuing operations:	2010	2011	2012
Profit/(loss) before tax	$(2,306)	$(3,747)	$(678)
Applicable tax rate	0%	0%	25%

Computed expected tax expense	—	—	(170)
Effect on non-PRC entities not subject to income tax	—	—	167
Valuation allowance	—	—	3

Actual income tax expense	$—	$—	$—

For the year ended December 31, 2010, 2011 and 2012, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalties related to unrecognized tax benefits were accrued at the date of initial adoption of FIN 48 and as of December 31, 2011 and 2012.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than US$15 (RMB 100). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

Related party transactions and balances	12 Months Ended
Dec. 31, 2012
Related party transactions and balances

13. Related party transactions and balances

(a) Related party transactions

The discontinued components entered into certain transactions with its related parties. Management believes that these related party transactions were conducted at normal commercial terms. For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2010, 2011 and 2012:

Discontinued operations:		Years Ended December 31,
	Note	2010	2011	2012
Revenue from provision of advertising services	(i)	$55	$45	$32
Expenses for leases of advertising space	(ii)	$643	$—	$—

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to affiliated entities of senior management personnel of the Company, for leases of advertising spaces from these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.

(b) Amounts due to related parties

Continuing operations:		As of December 31,
	Note	2011	2012
Board member fee	(i)	$—	$110
Operating expenses paid on behalf of the Group	(ii)	174	—

		$174	$110

Notes:

(i)	Represents board member fees due to certain board members of the Company.
(ii)	Represents operating expenses paid by certain senior management personnel of the Company. The amounts are interest free, unsecured and have no fixed terms of repayment.

Employee benefit plans	12 Months Ended
Dec. 31, 2012
Employee benefit plans

14. Employee benefit plans

Employees of the Company and its subsidiaries located in Hong Kong are covered by the Mandatory Provident Fund Scheme (“MPF Scheme”) established on December 1, 2000 under the Mandatory Provident Fund Scheme Ordinance of Hong Kong. The calculation of contributions for these eligible employees is based on 5% of the applicable payroll costs, and contributions are matched by the employees. The amounts paid by the Company to the MPF Scheme were $6, $6 and $6; for the years ended December 31, 2010, 2011 and 2012, respectively.

Employees of the Company and its subsidiaries located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The contributed amounts are determined based on 22% of the applicable payroll costs. The amounts paid by the Company to these defined contribution schemes were $194, $196 and $119 for years ended December 31, 2010, 2011 and 2012, respectively.

In addition, the Company is required by law to contribute to medical insurance benefits, housing funds, unemployment, and other statutory benefits ranging from 1% to 10% of applicable salaries. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for medical insurance benefits were $106, $106 and $65 for the years ended December 31, 2010, 2011 and 2012, respectively. The amounts contributed for housing funds was $62, $62 and $38 for the years ended December 31, 2010, 2011 and 2012, respectively. The amounts contributed for other benefits were $26, $27 and $16 for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies

15. Commitments and contingencies

(a) Operating lease commitments

As of December 31, 2012, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2013	$266
2014	232
2015	198
2016	—
2017	—

$696

(b) Capital commitment

The Group has no material capital commitment as of December 31, 2012.

(c) Contingency

No provision was made for operational claims in continuing operations as of December 31, 2011 and 2012.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events	16. Subsequent events The Company evaluated all events and transactions after December 31, 2012 through the date these financial statements were issued and there were no material subsequent events.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of preparation

(a) Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of disposals of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong and divestiture of SearchMedia International, the consolidated balance sheet as of December 31, 2012 and the consolidated statement of operations for the year ended December 31, 2012 present the results and accounts of these subsidiaries as discontinued operations. All prior periods presented in the consolidated balance sheet and the consolidated statement of operations discussed herein have been reclassified to conform to present discontinued operations.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE subsidiary for which the Company is the primary beneficiary. Operating results of its VIE subsidiary were excluded from the consolidated financial statements beginning on December 23, 2011 upon the termination of the VIE contracts. And operating results of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong and SearchMedia International, together with its remaining subsidiaries, were excluded from the consolidated financial statements since their respective disposal dates. All significant transactions among the Company, its subsidiaries and its VIE subsidiary have been eliminated upon consolidation.

Use of estimates

(b) Use of estimates

The preparation of financial statements in accordance with US GAAP requires the Company’s management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful receivables; useful lives and residual values of property and equipment and intangible assets; recoverability of the carrying amount of property and equipment, goodwill and intangible assets; fair values of financial instruments; the fair values of the assets acquired and liabilities assumed upon the consolidation of businesses acquired in 2008 and 2010 respectively; and the assessment of contingent obligations. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

Foreign currency transactions and translation

(c) Foreign currency transactions and translation

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company is the US$, whereas the functional currency of the Company’s consolidated subsidiaries and VIEs in the PRC is the Renminbi (“RMB”) and the functional currency of the Company’s subsidiaries in the HKSAR is the Hong Kong Dollars (“HK$”), as the PRC and HKSAR are the primary economic environments in which the respective entities operate. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign currency. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the respective functional currency at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in a currency other than the functional currency are translated into the functional currency using the applicable exchange rate at each balance sheet date. The resulting exchange differences are recorded in “foreign currency transaction gain / (loss)” in the consolidated statements of operations.

The assets and liabilities of the Company’s consolidated subsidiaries and VIEs are translated into the US$ reporting currency using the exchange rate at each balance sheet date. Revenue and expenses of these entities are translated into US$ at average rates prevailing during the year. Equity accounts are translated at historical exchange rates. Gains and losses resulting from translation of these entities’ financial statements into the US$ reporting currency are recorded as a separate component of “accumulated other comprehensive income” within shareholders’ equity.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

The Group’s cash and bank deposits were held in major financial institutions located in US and PRC, which management believes have high credit ratings. Cash and bank deposit held in PRC as of December 31, 2011 and 2012 were $4,438 (held by discontinued components) and $2,009, respectively. The remaining cash and bank deposits were held in US and Hong Kong denominated in USD, amounted to $193 ($39 held by continuing components and $154 held by discontinued components) and $5,200 as of December 31, 2011 and 2012, respectively.

The Company purchased two financial products, which are measured at fair value as cash equivalents.

1.	50 units of USD-denominated UBS Jersey Call Certificate with the given par value at USD50,000 per unit, whose fair value as of December 31, 2012 is $2,530. The Open End USD-denominated capital protected and non interest bearing UBS Jersey Call Certificate offers the investor a return which is linked to the development of the UBS USD Jersey Spot Rate as determined by the Calculation Agent. The value per product accretes daily, based on the prevailing Reference Rate. At any time, the value and redemption amount of the product will reflect the Par Value plus the accreted amount based on the prevailing Reference Rate. Should the Reference Rate become zero or negative, and Automatic Early Redemption is triggered at a Redemption Amount per Product. The investor is exposed to the fluctuations of the UBS USD Jersey Spot Rate and the credit risk of the Issuer – UBS AG, Jersey Branch.

2.	RMB-denominated non-capital preservation wealth management product with the par value at RMB2 million with a floating yield, which was issued by Agricultural Bank of China. The product can be redeemed at any time with the term of 5 years. The estimated maximum annual yield increases progressively with the investment of time, ranging from 2.15% to 3.55%. The Company measured it with the redeemed value, discounted at the yield rate. on February 25, 2013, the Company redeemed the product and received the amount of RMB2.025 million.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash investments. The Company places its temporary cash instruments with well-known financial institutions within China, Hong Kong and the United States and, at times, may maintain balances in US banks in excess of the $250 US FDIC Insurance limit. The Company monitors the credit ratings of the financial institutions to mitigate this risk.

Restricted cash

(e) Restricted cash

Restricted cash represents amounts held by a bank subject to withdrawal for use restricted under court orders to hold the accounts in escrow. The restriction on cash is expected to be released when the related litigation is closed.

Accounts receivable

(f) Accounts receivable

Accounts receivable consist of amounts billed but not yet collected and unbilled receivables. Unbilled receivables relate to revenues earned and recognized, but which have not been billed by the Group in accordance with the terms of the advertising service contract. The payment terms of the Group’s service contracts with its customers vary and typically require an initial payment to be billed or paid at the commencement of the service period, progress payments to be billed during the service period, and a final payment to be billed after the completion of the service period. None of the Group’s accounts receivable bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management determines the allowance based on reviews of customer-specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Property and equipment

(g) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ salvage or residual value. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	1 to 3 years
Advertisement display equipment	5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years

When items of property and equipment are retired or otherwise disposed of, loss/income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Intangible assets

(h) Intangible assets

The Group’s intangible assets are amortized on a straight line basis over their respective estimated useful lives, which are the periods over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. The Group’s intangible assets represent customer relationship, lease agreements and non-compete agreements which have estimated useful lives ranging from 0.5 to 4.4 years.

Goodwill

(i) Goodwill

Goodwill and other intangible assets are accounted for in accordance with the provisions of FASB ASC 350 “Intangibles — Goodwill and Other “. The Group accounts for business acquisitions using the acquisition method of accounting. Prior to 2009, goodwill consists of the cost of acquired businesses in excess of the fair value of the net assets acquired. Other intangible assets are separately recognized if the benefit of the intangible asset is obtained through contractual or other legal rights, or if the intangible asset can be sold, transferred, licensed, rented, or exchanged, regardless of an intent to do so.

Beginning on January 1, 2009, goodwill is measured as the excess of a over b below:

a.	The aggregate of the following:

1.	The consideration transferred measured in accordance ASC 805, which generally requires acquisition-date fair value.

2.	The fair value of any noncontrolling interest in the acquiree.

3.	In a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously held equity interest in the acquiree.

b.	The net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed measured in accordance with ASC 805.

Under FASB ASC 350, goodwill, including any goodwill included in the carrying value of investments accounted for using the equity method of accounting, and certain other intangible assets deemed to have indefinite useful lives, are not amortized.

Impairment of long-lived assets

(j) Impairment of long-lived assets

The Group tests goodwill for possible impairment in the fourth quarter of each year or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Circumstances that could trigger an impairment test between annual tests include, but are not limited to:

•	a significant adverse change in the business climate or legal factors;

•	an adverse action or assessment by a regulator;

•	unanticipated competition;

•	loss of key personnel;

•	the likelihood that a reporting unit or a significant portion of a reporting unit will be sold or disposed of;

•	a change in reportable segments; and/or results of testing for recoverability of a significant asset group within a reporting unit.

The Group utilizes a two-step method to perform a goodwill impairment review. In the first step, we determine the fair value of the reporting unit using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds the fair value, we would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

Application of goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to the reporting units, assigning goodwill to reporting units and estimating the fair value of each reporting unit. Changes in these estimates and assumptions could materially affect the determination of fair value of each reporting unit which could trigger impairment.

In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates. We may incur additional goodwill impairment charges in the future although we cannot predict whether this will occur.

Indefinite-lived intangible assets are assessed for impairment at least annually based on comparisons of their respective fair values to their carrying values. Finite-lived intangible assets are amortized over their respective useful lives and, along with other long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets”.

In evaluating long-lived assets for recoverability, including finite-lived intangibles and property and equipment, the Group uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

Asset recoverability is an area involving management judgment, requiring assessment as to whether the carrying value of assets can be supported by the undiscounted future cash flows. In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates.

No impairment loss once recognized is subsequently reversed even if facts and circumstances indicate recovery.

Fair Value of Financial Instruments

(k) Fair Value of Financial Instruments

FASB ASC 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

•	Level 1 — defined as observable inputs such as quoted prices in active markets;

•	Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair value of the Group’s financial assets and liabilities approximate their carrying amount because of the short-term maturity of these instruments. The Group’s options and acquisition consideration payable fall into Level 3 and there were no transfers in or out of Level 3 during the years presented.

Revenue recognition

(l) Revenue recognition

The Group recognizes advertising service revenue on a straight-line basis over the period in which the customer advertisement is to be displayed, which typically ranges from 1 month to 2 years, starting from the date the Group first displays the advertisement. Written contracts are entered into between the Group and its customers to specify the price, the period and the location at which the advertisement is to be displayed. Revenue is only recognized if the collectability of the advertising service fee is probable.

The Group generates advertising service revenues from the sales of frame space on the poster frame network and advertising time slots on traditional billboard networks. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis.

Customer payments received in excess of the amount of revenue recognized are recorded as deferred revenue in the consolidated balance sheet, and are recognized as revenue when the advertising services are rendered.

Cost of revenues

(m) Cost of revenues

Cost of revenues consists primarily of operating lease cost of advertising space for displaying advertisements, depreciation of advertising display equipment, amortization of intangible assets relating to lease agreements and direct staff and material costs associated with production and installation of advertising content.

Operating leases

(n) Operating leases

The Group leases advertising space, including billboards and poster frames, and office premises under non-cancellable operating leases. Minimum lease payments are expensed on a straight-line basis over the lease term. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligation at the end of the lease.

Advertising and promotion costs

(o) Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs, mainly sales commission, included in sales and marketing expenses from discontinued components amounted to $1,834, $3,852 and $3,573 for the years ended December 31, 2010, 2011 and 2012, respectively.

Retirement and other post-retirement benefits

(p) Retirement and other post-retirement benefits

Pursuant to relevant PRC regulations, the Company’s consolidated subsidiaries in the PRC are required to make contributions to various defined contribution retirement plans organized by the PRC government. The contributions are made for each qualifying PRC employee at rates ranging from 18% to 20% on a standard salary base as determined by the PRC governmental authority. Contributions to the defined contribution plans are charged to the consolidated statements of income as the related employee service is provided.

The Company’s subsidiaries in the HKSAR operate a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The MPF scheme is a defined contribution retirement scheme administered by independent trustees. Under the MPF scheme, the employer is required to make contributions to the scheme at 5% of the employees’ relevant income, subject to an upper limit. Contributions to the scheme vest immediately.

The Group has no other obligation for the payment of employee benefits associated with these retirement plans beyond the contributions described above.

Share-based payments

(q) Share-based payments

The Group accounts for share-based payments to employees is in accordance with ASC Topic 718,“Compensation—Stock Compensation”. Under ASC 718, the Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period.

The Company accounts for share-based payments to non-employees in accordance with ASC 505-50, “Equity-Based Payments to Non-Employees”. Under ASC 505-50, share-based payment transactions with nonemployees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. For this specific option due to share purchase agreement, the fair value of the equity instruments issued in a share-based payment transaction with nonemployees is more reliably measurable than the fair value of the consideration received, the transaction shall be measured based on the fair value of the equity instruments issued by the Group.

Income taxes

(r) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that the change in tax rates or laws is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group applies ASC Topic 740 “Income Taxes”. ASC 740 clarifies the accounting for uncertain tax positions. This interpretation requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

Earnings/(loss) per share

(s) Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing income/(loss) attributable to common shares shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on loss per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Segment reporting

(t) Segment reporting

The Group has one operating segment as defined by ASC Topic 280, “Segment Reporting”. For the three years ended December 31, 2010, 2011 and 2012, the Group’s advertising service revenues generated from customers outside the PRC is less than 10% of the Group’s total consolidated revenues and the Group’s total long-lived tangible assets located outside the PRC is less than 10% of the Group’s total consolidated long-lived tangible assets. Consequently no geographic information is presented.

Recently issued accounting standards

(u) Recently issued accounting standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment.” This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This ASU does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the guidance is effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the guidance is effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Except for the ASUs above, in the year ended December 31, 2012, the FASB has issued ASU No. 2012-01 through ASU 2013-05, which is not expected to have a material impact on the consolidated financial statements upon adoption.

Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of VIE and its Subsidiaries Financial Results

The Company consolidated the financial results of the VIE and its subsidiaries in the consolidated financial statements since the date of acquisitions.

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Planning Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Qingdao Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Shanghai Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Disposal of Discontinued Activity

The following financial information presents the total results of operations of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International and its subsidiaries for the years/period ended December 31, 2010, 2011 and for the period ended the disposal dates.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended disposal dates
Advertising service revenues	48,967	55,571	30,029
Pretax profit/(loss)	(42,913)	(9,629)	(6,501)
Net profit / (loss)	(44,333)	(9,712)	(6,723)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of divestiture of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International with its remaining subsidiaries, pursuant to the following:

Gain/(loss) on disposal of discontinued components
Zhejiang Continental	5,460
Shenyang Jingli	4,664
Qingdao Kaixiang	(1,818)
Wuxi Ruizhong	(2,642)
SearchMedia International and its remaining subsidiaries	10,489

Gain/(loss) on disposal of discontinued components	16,153

Classes of Assets and Liabilities of Discontinued Components

The main classes of assets and liabilities of discontinued components are as follows:

	2011	2012
Cash	$4,592	$—
Accounts receivable	15,822	—
Prepayments and other receivables	9,476	—
Amount due from related party	2,079	—
Property, plant and equipment	633	—
Long-term deferred expenses	31	—
Deferred tax assets	866	—
Goodwill	16,926	—

Assets of discontinued components	$50,425	$—
Accounts payable	14,167	—
Accrued expenses and other payables	15,764	—
Amount due to related party	205	—
Income tax payable	9,524	—
Acquisition payable	22,196	—

Liabilities of discontinued components	$61,856	$—

Zhejiang Continental [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Zhejiang Continental for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Period ended December 31, 2010	Year ended December 31, 2011	Period ended May 2, 2012
Advertising service revenues	4,370	2,611	379
Pretax profit/(loss)	3,269	303	(143)
Net profit / (loss)	2,451	100	(143)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of Zhejiang Continental, pursuant to the following:

Total consideration on disposal – 1,000,000 shares issued	$(1,700)
Add: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Less: Net book value of assets in connection with the disposal	(1,170)

Net gain on the disposal of Zhejiang Continental	5,460

Shenyang Jingli [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Shenyang Jingli for the year ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended May 14, 2012
Advertising service revenues	1,246	471	6
Pretax profit/(loss)	(241)	(549)	251
Net profit / (loss)	(181)	(816)	222

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of Shenyang Jingli, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add: Net book value of liability in connection with the disposal	1,641

Net gain on the disposal of Shenyang Jingli	4,664

Qingdao Kaixiang [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Qingdao Kaixiang for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended August 31, 2012
Advertising service revenues	4,111	2,603	89
Pretax profit/(loss)	1,495	338	(563)
Net profit / (loss)	1,259	253	(563)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative loss on the disposal of Qingdao Kaixiang, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Less: Net book value of assets in connection with the disposal	(4,574)
Less: Goodwill writeoff	(3,261)

Net loss on the disposal of Qingdao Kaixiang	(1,818)

Wuxi Ruizhong [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Wuxi Ruizhong for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended November 30, 2012
Advertising service revenues	2,165	2,035	1,656
Pretax profit/(loss)	931	493	146
Net profit / (loss)	588	192	(19)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative loss on the disposal of Wuxi Ruizhong, pursuant to the following:

Total consideration on disposal	$147
Add: Obligation exempted	328
Add: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Less: Net book value of assets in connection with the disposal	(1,750)
Less: Goodwill writeoff	(3,103)

Net loss on the disposal of Wuxi Ruizhong	(2,642)

Search Media International [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of SearchMedia International and its remaining subsidiaries for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Advertising service revenues	37,075	47,851	27,899
Pretax profit/(loss)	(48,367)	(10,214)	(6,192)
Net profit / (loss)	(48,450)	(11,073)	(6,220)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the divestiture of SearchMedia International with its remaining subsidiaries, pursuant to the following:

Total consideration on disposal	$(421)
Add: Net book value of liability in connection with the divestiture	118,153
Less: Extinguishment of current accounts	(107,243)

Net gain on the divestiture of SearchMedia International	$10,489

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ salvage or residual value. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	1 to 3 years
Advertisement display equipment	5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years

Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Basic and Diluted Earnings Per Share

The information related to basic and diluted earnings per share is as follows:

	2010	2011	2012
Numerator:
Net loss from continuing operations	$(2,306)	$(3,747)	$(678)
Net profit/loss from discontinued operations	(44,333)	(9,712)	9,430

Net profit/(loss)	$(46,639)	$(13,459)	$8,752
Denominator:
Weighted average shares outstanding — Basic	20,796,789	20,994,015	22,545,989
— Diluted	20,796,789	20,994,015	22,784,302
Earnings / (loss) per share:
Basic
Continuing operations	$(0.11)	$(0.18)	$(0.03)
Discontinued operations	$(2.13)	$(0.46)	$0.42

	$(2.24)	$(0.64)	$0.39
Diluted
Continuing operations	$(0.11)	$(0.18)	$(0.03)
Discontinued operations	$(2.13)	$(0.46)	$0.41

	$(2.24)	$(0.64)	$0.38

Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Prepaid concession approval fees	—	79
Prepaid for LCD procurement	—	51
Rental deposits and other receivables	36	143

Total prepaid expenses and other current assets	$36	$273

Acquisition consideration payable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contingent Consideration

The table below summarizes the contingent consideration associated with the Company’s 2008 and 2010 acquisitions:

	Total contingent consideration and paid up to December 31, 2011 and consideration payable as of December 31, 2011
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,183	$7,802	$4,225	$4,156	$4,156	$—
Wanshuizhiyuan	11,093	9,890	—	1,203	—	1,203
Shenyang Jingli	18,101	16,663	—	1,438	—	1,438
Haiya	8,973	5,951	—	3,022	1,178	1,844
Shanghai Botang	35,005	34,556	—	449	—	449
HK Ad-Icon	2,410	1,547	269	594	594	—
Wenzhou Rigao	8,359	4,759	—	3,600	2,116	1,484
Wuxi Ruizhong	4,774	3,487	716	571	571	—
Zhejiang Continental	10,665	2,460	—	8,205	8,205	—

Total	$115,563	$87,115	$5,210	$23,238	$16,820	$6,418

	Total contingent consideration, paid and extinguished up to December 31, 2012 and consideration payable as of December 31, 2012
Acquired entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Extinguishment of consideration	Consideration extinguished on disposal	consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,070	$7,748	$4,196	$—	$4,126	$—	$—	$—
Wanshuizhiyuan	11,121	9,915	—	—	1,206	—	—	—
Shenyang Jingli	18,092	16,655	—	—	1,437	—	—	—
Haiya	9,002	5,970	—	3,032	—	—	—	—
Shanghai Botang	35,091	34,641	—	—	—	450	—	450
HK Ad-icon	2,414	1,847	468	—	—	99	99	—
Wenzhou Rigao	8,380	4,770	—	—	3,610	—	—	—
Wuxi Ruizhong	4,783	3,744	—	—	1,039	—	—	—
Zhejiang Continental	10,723	2,473	1,700	—	6,550	—	—	—

Total	$115,676	$87,763	$6,364	$3,032	$17,968	$549	$99	$450

Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2011	2012
Accrued professional fee	$880	$353
Accrued payroll	—	13

Total accrued expenses and other payables	$880	$366

Share-based payments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Options Activity

Details of stock options activity during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2010	423,797	3.19		1,253
Granted	770,000	5.47		1,924
Exercised	(86,673)	0.01		(345)
Forfeited	(102,263)	2.69		(316)
Balance as of December 31, 2010	1,004,861	2.13		1,253
Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)
Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880
Granted	1,300,000	1.37		799
Forfeited	(683,810)	4.04		(968)
Balance as of December 31, 2012	1,635,523	2.36	8.6 years	1,735
Options exercisable at December 31, 2012	387,188	5.47	6.8 years	738

Schedule of Estimated Grant Date Fair Value of Share Options, Using Binomial Tree Option Pricing Model

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2010	2011	2012
Risk-free rate of return	2.74%-4.14%	2.35%	1.46%-2.30%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	64.00%	102.20%	96.90%-102.00%
Dividend yield	0%	0%	0%

Schedule of Restricted Share Activity

Details of restricted share activity during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Number of restricted share Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2010	463,779
Granted	100,000	605
Exercised	(5,910)
Forfeitures	(204,604)
Balance as of December 31, 2010	353,265
Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)
Balance as of December 31, 2011	347,862		7.6 years
Granted	181,087	224
Exercised	(56,087)
Forfeitures	(327,601)
Balance as of December 31, 2012	145,261	200	9.45 years
Units vested as of December 31, 2012	16,209	55	6.8 years

Income Tax Expenses For Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expenses For Continuing Operations

Income tax expenses for continuing operation is nil for all the years ended December 2010, 2011 and 2012.

Continuing operations:	2010	2011	2012
Profit/(loss) before tax	$(2,306)	$(3,747)	$(678)
Applicable tax rate	0%	0%	25%

Computed expected tax expense	—	—	(170)
Effect on non-PRC entities not subject to income tax	—	—	167
Valuation allowance	—	—	3

Actual income tax expense	$—	$—	$—

Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Related Party Transactions

For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2010, 2011 and 2012:

Discontinued operations:		Years Ended December 31,
	Note	2010	2011	2012
Revenue from provision of advertising services	(i)	$55	$45	$32
Expenses for leases of advertising space	(ii)	$643	$—	$—

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to affiliated entities of senior management personnel of the Company, for leases of advertising spaces from these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.

Schedule of Amounts due from or to Related Parties

(b) Amounts due to related parties

Continuing operations:		As of December 31,
	Note	2011	2012
Board member fee	(i)	$—	$110
Operating expenses paid on behalf of the Group	(ii)	174	—

		$174	$110

Notes:

(i)	Represents board member fees due to certain board members of the Company.
(ii)	Represents operating expenses paid by certain senior management personnel of the Company. The amounts are interest free, unsecured and have no fixed terms of repayment.

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Payments under Noncancellable Operating Leases

As of December 31, 2012, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2013	266
2014	232
2015	198
2016	—
2017	—
$696

Principal activities and organization - Additional Information (Detail)	Dec. 31, 2012
Jincheng [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Xinshichuang [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Wanshuizhiyuan [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shenyang Jingli [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Qingdao Kaixiang [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Haiya [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shengshitongda [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shanghai Botang [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
HK Ad-Icon [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Changsha Jingli [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Wenzhou Rigao [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Wuxi Ruizhong [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Zhejiang Continental [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shanghai Tiger Shangda [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%

Principal activities and organization - Table Showing Details of VIE and its Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Wanshuizhiyuan [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Shenyang Jingli [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Qingdao Kaixiang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Shanghai Botang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
HK Ad-Icon [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	HKSAR
Wuxi Ruizhong [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Jincheng [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Xinshichuang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Haiya [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Shengshitongda [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Changsha Jingli [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Wenzhou Rigao [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC

Discontinued operations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Elimination of certain outstanding payables, earn-out liabilities and tax provisions	$ 41,600,000
Contingent Acquisition Payable	99,000	16,820,000
Option to acquire Shares in Tiger Media	387,188
Option to acquire Shares in Tiger Media, Exercise Shares	$ 5.47
Extinguished acquisition payable	17,968,000
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	8,250,000	8,205,000
Issuance of ordinary shares	1,000,000
Extinguished acquisition payable	6,550,000
Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	1,437,000
Extinguished acquisition payable	1,437,000
Qingdao Kaixiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	4,126,000	4,156,000
Extinguished acquisition payable	4,126,000
Wuxi Ruizhong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	322,000	571,000
Extinguished acquisition payable	1,039,000
Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Option to acquire Shares in Tiger Media	650,000
Option to acquire Shares in Tiger Media, Exercise Shares	$ 1.25
Description Regarding Arrangement For Collection Of Receivables	The independent third party will pursue the collection of all receivables and all claims for SearchMedia International, for the benefit of Tiger Media and share 50% of any receivables, net proceeds, awards or judgments from any claims or lawsuits brought about by SearchMedia International entities; provided, however, 100% of any sale proceeds from the sale or transfer of any of the SearchMedia International's subsidiaries
Percentage of net proceeds from transfer of discontinued operations	50.00%
Percentage of net proceeds from transfer of subsidiaries	100.00%
Wanshuizhiyuan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Extinguished acquisition payable	1,206,000
Wenzhou Rigao [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent Acquisition Payable		2,116,000
Extinguished acquisition payable	$ 3,610,000

Discontinued operations - Disposal of Discontinued Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 02, 2012 Zhejiang Continental [Member]	Dec. 31, 2010 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	May 14, 2012 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member]	Dec. 31, 2010 Shenyang Jingli [Member]	Aug. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member]	Dec. 31, 2010 Qingdao Kaixiang [Member]	Nov. 30, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Dec. 31, 2010 Wuxi Ruizhong [Member]	Dec. 31, 2012 Search Media International [Member]	Dec. 31, 2011 Search Media International [Member]	Dec. 31, 2010 Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advertising service revenues	$ 30,029	$ 55,571	$ 48,967	$ 379	$ 4,370	$ 2,611	$ 6	$ 471	$ 1,246	$ 89	$ 2,603	$ 4,111	$ 1,656	$ 2,035	$ 2,165	$ 27,899	$ 47,851	$ 37,075
Pretax profit/(loss)	(6,501)	(9,629)	(42,913)	(143)	3,269	303	251	(549)	(241)	(563)	338	1,495	146	493	931	(6,192)	(10,214)	(48,367)
Net profit / (loss)	$ 9,430	$ (9,712)	$ (44,333)	$ (143)	$ 2,451	$ 100	$ 222	$ (816)	$ (181)	$ (563)	$ 253	$ 1,259	$ (19)	$ 192	$ 588	$ (6,220)	$ (11,073)	$ (48,450)

Discontinued operations - Schedule of Cumulative Gain on Disposal Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Add/Less: Net book value of liability in connection with the disposal/divestiture		$ 61,856
Less: Goodwill writeoff		(16,926)
Gain/(loss) on disposal of discontinued components	16,153
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal	(1,700)
Add/Less: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Add/Less: Net book value of assets in connection with the disposal/divestiture	(1,170)
Gain/(loss) on disposal of discontinued components	5,460
Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal
Add/Less: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add/Less: Net book value of liability in connection with the disposal/divestiture	1,641
Gain/(loss) on disposal of discontinued components	4,664
Qingdao Kaixiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal
Add/Less: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Add/Less: Net book value of assets in connection with the disposal/divestiture	(4,574)
Less: Goodwill writeoff	(3,261)
Gain/(loss) on disposal of discontinued components	(1,818)
Wuxi Ruizhong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal	147
Add: Obligation exempted	328
Add/Less: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Add/Less: Net book value of assets in connection with the disposal/divestiture	(1,750)
Less: Goodwill writeoff	(3,103)
Gain/(loss) on disposal of discontinued components	(2,642)
Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal	(421)
Add/Less: Extinguishment of current accounts	(107,243)
Add/Less: Net book value of liability in connection with the disposal/divestiture	118,153
Gain/(loss) on disposal of discontinued components	$ 10,489

Discontinued operations - Schedule of Cumulative Gain on Disposal Activity (Parenthetical) (Detail) (Zhejiang Continental [Member])	12 Months Ended
Dec. 31, 2012
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal, shares issued	1,000,000

Discontinued operations - Classes of Assets and Liabilities of Discontinued Components (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 4,592
Accounts receivable	15,822
Prepayments and other receivables	9,476
Amount due from related party	2,079
Property, plant and equipment	633
Long-term deferred expenses	31
Deferred tax assets	866
Goodwill	16,926
Assets of discontinued components	50,425
Accounts payable	14,167
Accrued expenses and other payables	15,764
Amount due to related party	205
Income tax payable	9,524
Acquisition payable	22,196
Liabilities of discontinued components	$ 61,856

Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Peoples' Republic of China [Member] USD ($)	Dec. 31, 2011 Peoples' Republic of China [Member] USD ($)	Dec. 31, 2012 UNITED STATES [Member] USD ($)	Dec. 31, 2011 UNITED STATES [Member] USD ($)	Dec. 31, 2012 UBS Jersey Call Certificate [Member] USD ($) Unit	Dec. 31, 2012 Non Capital Preservation Wealth Management Product [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] UNITED STATES [Member] USD ($)	Dec. 31, 2011 Discontinuing Operations [Member] UNITED STATES [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Non Capital Preservation Wealth Management Product [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Non Capital Preservation Wealth Management Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and bank deposits				$ 2,009,000	$ 4,438,000	$ 5,200,000	$ 193,000			$ 39,000	$ 154,000
Financial Product , Units								50
Financial Product , Par value								50,000
Financial Product , Fair value								2,530,000
Financial Product, estimated maximum annual yield													2.15%		3.55%
Financial Product, Term									5 years
Financial Product, Par Value									2,000,000
Proceeds from redemption of financial product									2,025,000
FDIC Insurance limit	250,000
Estimated useful life minimum years												6 months		4 years 4 months 24 days
Advertising service revenue on a straight-line basis												1 month		2 years
Advertising and promotion costs	$ 3,573,000	$ 3,852,000	$ 1,834,000
Contributions to PRC employee												18.00%		20.00%
Employer contribution to the scheme	5.00%
Recognized income tax positions	50.00%
Advertising service revenue rate	10.00%	10.00%	10.00%
Total long lived assets rate	10.00%

Summary of significant accounting policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P1Y
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P3Y
Advertisement display equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P5Y
Furniture fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P5Y
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P5Y

Earnings / (loss) per share - Schedule of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net loss from continuing operations	$ (678)	$ (3,747)	$ (2,306)
Net profit/loss from discontinued operations	9,430	(9,712)	(44,333)
Net profit/(loss)	$ 8,752	$ (13,459)	$ (46,639)
Weighted average shares outstanding - Basic	22,545,989	20,994,015	20,796,789
Weighted average shares outstanding - Diluted	22,784,302	20,994,015	20,796,789
Basic
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.42	$ (0.46)	$ (2.13)
Earnings per share basic	$ 0.39	$ (0.64)	$ (2.24)
Diluted
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.41	$ (0.46)	$ (2.13)
Earnings per share diluted	$ 0.38	$ (0.64)	$ (2.24)

Earnings / (loss) per share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Line Items]
Stock options	650,000
Restricted stock	145,261
Warrants	6,713
Employee stock options	1,635,522

Prepaid expenses and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid concession approval fees	$ 79
Prepaid for LCD procurement	51
Rental deposits and other receivables	143	36
Total prepaid expenses and other current assets	$ 273	$ 36

Acquisition consideration payable - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Qingdao Kaixiang, Wuxi Ruizhong and HK Ad-Icon [Member]	Dec. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member] Business Acquisition [Member]	Dec. 31, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Dec. 31, 2012 Wuxi Ruizhong [Member] Business Acquisition [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member] Business Acquisition [Member]	Dec. 31, 2012 HK Ad-Icon [Member]	Dec. 31, 2011 HK Ad-Icon [Member]	Dec. 31, 2012 HK Ad-Icon [Member] Business Acquisition [Member]	Dec. 31, 2011 HK Ad-Icon [Member] Business Acquisition [Member]	Dec. 31, 2012 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	Dec. 31, 2012 Zhejiang Continental [Member] Business Acquisition [Member]	Dec. 31, 2012 Haiya [Member]	Dec. 31, 2011 Haiya [Member]	Dec. 31, 2012 Haiya [Member] Business Acquisition [Member]	Dec. 31, 2012 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member] Business Acquisition [Member]	Dec. 31, 2012 Wenzhou Rigao [Member]	Dec. 31, 2011 Wenzhou Rigao [Member]	Dec. 31, 2011 Wenzhou Rigao [Member] Business Acquisition [Member]
Business Acquisition Information [Line Items]
Earn-out period	The purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group and each of the acquired entities’ ex-owners in a 2-year earn-out period
Number of shares issued ex-owner			750,380								158,515
Consideration payable	$ 6,364	$ 5,210		$ 4,196	$ 4,225	$ 5,210		$ 716		$ 5,210	$ 468	$ 269	$ 198	$ 5,210	$ 1,700
Gain on issuance of shares		4,340									6						6,550
Equity interest									100.00%								100.00%
Acquisition contingent consideration payable	549	23,238			4,156	6,769		571	322		99	594				8,205	8,250		3,022			1,438	6,769		3,600
Issuance of common shares															1,000,000		1,000,000
Outstanding acquisition consideration payable	3,032																	3,032		3,032
Shares returned									132,272
Earn-out obligation									716
Consideration exempted on disposal	$ 17,968			$ 4,126			$ 1,039								$ 6,550						$ 1,437			$ 3,610		$ 3,610

Acquisition consideration payable - Summary of Contingent Consideration (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 115,676	$ 115,563
Consideration paid in cash	87,763	87,115
Consideration paid in stock	6,364	5,210
Extinguishment of consideration	3,032
Consideration extinguished on disposal	17,968
Consideration payable	549	23,238
Payable in cash	99	16,820
Payable in stock	450	6,418
Qingdao Kaixiang [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	16,070	16,183
Consideration paid in cash	7,748	7,802
Consideration paid in stock	4,196	4,225
Consideration extinguished on disposal	4,126
Consideration payable		4,156
Payable in cash	4,126	4,156
Wanshuizhiyuan [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	11,121	11,093
Consideration paid in cash	9,915	9,890
Consideration extinguished on disposal	1,206
Consideration payable		1,203
Payable in stock		1,203
Shenyang Jingli [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	18,092	18,101
Consideration paid in cash	16,655	16,663
Consideration extinguished on disposal	1,437
Consideration payable		1,438
Payable in cash	1,437
Payable in stock		1,438
Haiya [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	9,002	8,973
Consideration paid in cash	5,970	5,951
Extinguishment of consideration	3,032
Consideration payable		3,022
Payable in cash		1,178
Payable in stock		1,844
Shanghai Botang [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	35,091	35,005
Consideration paid in cash	34,641	34,556
Consideration payable	450	449
Payable in stock	450	449
HK Ad-Icon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	2,414	2,410
Consideration paid in cash	1,847	1,547
Consideration paid in stock	468	269
Consideration payable	99	594
Payable in cash	99	594
Wenzhou Rigao [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	8,380	8,359
Consideration paid in cash	4,770	4,759
Consideration extinguished on disposal	3,610
Consideration payable		3,600
Payable in cash		2,116
Payable in stock		1,484
Wuxi Ruizhong [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	4,783	4,774
Consideration paid in cash	3,744	3,487
Consideration paid in stock		716
Consideration extinguished on disposal	1,039
Consideration payable		571
Payable in cash	322	571
Zhejiang Continental [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	10,723	10,665
Consideration paid in cash	2,473	2,460
Consideration paid in stock	1,700
Consideration extinguished on disposal	6,550
Consideration payable		8,205
Payable in cash	$ 8,250	$ 8,205

Accrued expenses and other payables - Schedule of Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued professional fee	$ 353	$ 880
Accrued payroll	13
Total accrued expenses and other payables	$ 366	$ 880

Promissory convertible note - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Line Items]
Proceeds from issuance of convertible promissory notes and warrants	$ 3,000
Accrued interest rate	10.00%
Debt instrument accrued interests	$ 149
Debt instrument conversion price	$ 1
Shares issued upon conversion	3,148,833

Common shares and warrants - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 15, 2012	Aug. 17, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	Dec. 31, 2012 HK Ad-Icon [Member]	Dec. 31, 2011 HK Ad-Icon [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Jan. 31, 2010 Warrant [Member]	Oct. 30, 2009 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Oct. 30, 2009 Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2012 Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2012 Settlement Agreement [Member]	Sep. 19, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Aug. 17, 2012 Common Stock [Member]	May 02, 2012 Common Stock [Member] Zhejiang Continental [Member]	Aug. 29, 2012 Common Stock [Member] HK Ad-Icon [Member]	Dec. 31, 2012 Common Stock [Member] Wuxi Ruizhong [Member]	Aug. 17, 2012 Common Stock Purchase Agreement [Member]	Dec. 31, 2012 Revised Date [Member]	Dec. 31, 2012 Minimum [Member] Warrant [Member]	Dec. 31, 2012 Minimum [Member] Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2012 Maximum [Member] Warrant [Member]	Dec. 31, 2012 Maximum [Member] Warrant [Member] SearchMedia International shareholders [Member]
Equity [Line Items]
Common stock, shares issued				30,143,741		21,687,497
Stock repurchased during period, Shares																			2,471,968		4,501,668
Stock repurchased during period, average price per share																			$ 0.25
Common stock shares surrendered																			2,029,700
Issuance of common shares for share incentive plan																					56,087
Share based compensation, share vested during period																					33,333
Shares issued to settle liabilities																					22,754
Equity interest				100.00%																				100.00%
Acquisition contingent consideration payable				$ 549,000		$ 23,238,000		$ 8,205,000	$ 99,000	$ 594,000	$ 571,000													$ 8,250,000
Acquisition of common shares							1,000,000																	1,000,000
Common stock issue price per share			$ 1																	$ 1				$ 2
Gain on issuance of shares						4,340,000			6,000															6,550,000
Proceeds from issuance of convertible promissory notes and warrants																							3,000,000
Debt instrument principal and accrued interests																							149,000
Debt instrument conversion price				$ 1																			$ 1
Conversion of promissory convertible notes																							3,148,833
Stock issued under stock purchase agreement			6,100,000																	855,000
Common stock par value per share				$ 0.0001		$ 0.0001																					$ 0.0001
Gross Proceeds under stock purchase agreement			6,100,000
Number of shares issued ex-owner									158,515																158,515	132,272
Consideration payable in stock				6,364,000		5,210,000	1,700,000		468,000	269,000	716,000														198,000
Exercise of warrants	2,215,000			2,215,000	9,000
Exercise of warrants, Shares	1,771,749																				1,771,749	1,460
Warrants exercised expiration date				Feb 20, 2013
Warrants exercised extended expiration date				Dec 26, 2013
Number of warrants held by participating holders				3,543,596
Warrants exercised price reduced	1.25			2.5
Warrants not exercised expiration date				Feb 19, 2013
Benefit for warrant holders computed by Black-Scholes model	644,000
Warrants outstanding				10,210,699		13,607,441							15,347,401	13,400,000
Warrants exercise price														$ 6															$ 6	$ 0.0001	$ 8	$ 8.14
Warrants term, exercisable														4 years				3 years
Warrants Expiry date														Nov 19, 2011														Nov 19, 2012
Exercise price, underwriter warrants				$ 7
Warrants issued to the shareholders or warrant holders													428,219				1,519,182
Company repurchased warrants from the open market												1,738,500
Consideration under a Board authorized plan					3,809,000							3,809,000
Warrants exercised															0	1,460
Net proceedings received from issuance of warrants																9,000
Benefit for the warrant holders		$ 644,000

Share-based payments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended							1 Months Ended	3 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 14, 2012	Aug. 31, 2010	Dec. 31, 2012 Sales and Marketing Expense [Member]	Dec. 31, 2011 Sales and Marketing Expense [Member]	Dec. 31, 2010 Sales and Marketing Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2010 General and Administrative Expense [Member]	Sep. 01, 2011 Stock Options [Member]	Aug. 20, 2010 Stock Options [Member] Senior Executives [Member]	Sep. 01, 2011 Stock Options [Member] Senior Executives [Member]	Mar. 31, 2010 Stock Options [Member] Senior Executives [Member]	Feb. 08, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Four [Member]	Feb. 08, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Five [Member]	Feb. 13, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Six [Member]	Mar. 21, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Seven [Member]	Mar. 27, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Eight [Member]	May 23, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Nine [Member]	Oct. 17, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Ten [Member]	Nov. 15, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Eleven [Member]	Mar. 31, 2010 Stock Options [Member] Senior Executives [Member] Minimum [Member]	Mar. 31, 2010 Stock Options [Member] Senior Executives [Member] Maximum [Member]	Mar. 31, 2010 Stock Options [Member] Board Members [Member]	Jan. 01, 2008 2008 Share Inventive Plan [Member]	Dec. 31, 2012 Restricted Share [Member]	Dec. 31, 2011 Restricted Share [Member]	Dec. 31, 2010 Restricted Share [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation arrangement by share options														120,000	545,000	300,000	50,000	400,000	25,000	100,000	150,000	150,000	125,000			225,000	1,796,492
Increase in the number of authorized shares				4,500,000	3,000,000
Share based compensation arrangement, exercise prices	$ 1.25	$ 0.01	$ 0.01										$ 2.62	$ 1.74		$ 1.06	$ 1.06	$ 1.1	$ 1.55	$ 1.65	$ 1.69	$ 1.57	$ 1.05	$ 6.05	$ 7.4	$ 7.14
Share based compensation arrangement, vesting period															3 years	1 year	3 years	3 years		3 years	3 years	3 years	3 years			1 year
Share based compensation arrangement, fair value options												$ 123	$ 216		$ 1,924	$ 182	$ 35	$ 286	$ 22	$ 108	$ 165	$ 150	$ 83
Share based compensation arrangement, options cancelled													225,000							250,000
Share based compensation arrangement, exercise prices																				$ 6.09
Amount of compensation cost recognized	473	662	1,680			116	123	291	357	539	1,389																	187	232	719
Unrecognized share-based compensation cost	359	308	906
Unrecognized share-based compensation cost in respect of granted restricted share																												0
Percentage of transferred equity of SearchMedia International Limited	100.00%
Option to acquire Number of Shares	650,000
Shares restricted Period	5 years
Risk-free rate of return	0.70%
Volatility rate	97.50%
Expected life	5 years
Dividend yield	0.00%
Fair value of the share-based payment to nonemployees	$ 421

Share Based Payments - Schedule of Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Aggregate fair value, Beginning Balance	$ 1,880	$ 1,253	$ 1,253
Aggregate fair value, Granted	799	123	1,924
Aggregate fair value, Exercised		(307)	(345)
Aggregate fair value, Forfeited	(968)	(78)	(316)
Aggregate fair value, Ending Balance	1,735	1,880	1,253
Weighted average exercise price per share, Beginning Balance	$ 5.32	$ 2.13	$ 3.19
Aggregate fair value, Options exercisable	$ 738
Weighted average exercise price per share, Granted	$ 1.37	$ 1.74	$ 5.47
Weighted average remaining contractual term	8 years 7 months 6 days	8 years
Weighted average exercise price per share, Exercised	$ 1.25	$ 0.01	$ 0.01
Weighted average remaining contractual term, Options exercised	6 years 9 months 18 days
Weighted average exercise price per share, Forfeited	$ 4.04	$ 3.81	$ 2.69
Weighted average exercise price per share, Ending Balance	$ 2.36	$ 5.32	$ 2.13
Number of options, Beginning Balance	1,019,333	1,004,861	423,797
Weighted average exercise price per share, Options exercisable	$ 5.47
Number of options, Granted	1,300,000	120,000	770,000
Number of options, Exercised		(77,387)	(86,673)
Number of options, Forfeited	(683,810)	(28,141)	(102,263)
Number of options, Ending Balance	1,635,523	1,019,333	1,004,861
Number of options, Options Exercisable	387,188

Share Based Payments - Schedule of Estimated Grant Date Fair Value of Share Options, Using Binomial Tree Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Risk-free rate of return	0.70%
Weighted average expected option life	5 years
Expected volatility rate	97.50%
Dividend yield	0.00%
Stock Option [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Risk-free rate of return		2.35%
Risk-free rate of return, minimum	1.46%		2.74%
Risk-free rate of return, maximum	2.30%		4.14%
Weighted average expected option life		10 years	10 years
Expected volatility rate		102.20%	64.00%
Dividend yield	0.00%	0.00%	0.00%
Stock Option [Member] | Minimum [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Expected volatility rate	96.90%
Stock Option [Member] | Maximum [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Weighted average expected option life	10 years
Expected volatility rate	102.00%

Share Based Payments - Schedule of Restricted Share Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted average remaining contractual term	8 years 7 months 6 days	8 years
Weighted average remaining contractual term, Units vested	6 years 9 months 18 days
Restricted Share [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Grant-date fair value, Granted			$ 605
Weighted average remaining contractual term	9 years 5 months 12 days	7 years 7 months 6 days
Number of restricted share Granted, Beginning Balance	347,862	353,265	463,779
Weighted average remaining contractual term, Units vested	6 years 9 months 18 days
Grant-date fair value, Granted	$ 224
Grant-date fair value, Granted	$ 200
Grant-date fair value, Units vested	$ 55
Number of restricted share Granted, Granted	181,087		100,000
Number of restricted share Granted, Exercised	(56,087)	(1,069)	(5,910)
Number of restricted share Granted, Forfeitures	(327,601)	(4,334)	(204,604)
Number of restricted share Granted, Ending Balance	145,261	347,862	353,265
Number of restricted share Granted, Units vested	16,209

Statutory reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Reserve [Line Items]
Minimum percentage of profit after taxes required for appropriations to statutory reserve		10.00%
Percentage of entity's registered capital reserve fund reached		50.00%
Appropriations to the statutory reserve funds	$ 0	$ 0
Accumulated statutory reserve funds	$ 162	$ 162

Income Taxes - Income Tax Expenses For Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Additional Information [Line Items]
Profit/(loss) before tax	$ (678)	$ (3,747)	$ (2,306)
Applicable tax rate	25.00%	0.00%	0.00%
Computed expected tax expense	(170)
Effect on non-PRC entities not subject to income tax	167
Valuation allowance	3
Actual income tax expense

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income tax expenses for continuing operation
Cayman Islands [Member]
Schedule Of Income Taxes [Line Items]
Withholding tax imposed	0.00%
Peoples' Republic of China [Member]
Schedule Of Income Taxes [Line Items]
Withholding tax imposed	10.00%
Effective Income Tax Rate	25.00%
Income tax expenses for continuing operation	0	0	0
Unrecognized Tax Benefits	0	0	0
Interest and penalties related to unrecognized tax benefits were accrued	0	0	0
Statute of limitations, if underpayment of taxes is due to computational errors	3 years
Statute of limitations, under special circumstances, value	$ 15
Statute of limitations, under special circumstances, period	5 years
Statute of limitations, due to transfer pricing issues	10 years

Related party transactions and balances - Summary of Related Party Transactions (Detail) (Advertising [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising [Member]
Related Party Transaction [Line Items]
Revenue from provision of advertising services	$ 32	$ 45	$ 55
Expenses for leases of advertising space			$ 643

Related party transactions and balances - Schedule of Amounts due from or to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Board member fee	$ 110
Operating expenses paid on behalf of the Group		174
Due to related parties	$ 110	$ 174

Employee benefit plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Calculation of payroll costs	5.00%
Minimum [Member]
Employee Benefit Plans [Line Items]
Range of other Statutory benefits	1.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Range of other Statutory benefits	10.00%
Defined Contribution Pension [Member]
Employee Benefit Plans [Line Items]
Calculation of payroll costs	22.00%
Amounts contributed for employee benefits	$ 119	$ 196	$ 194
Provident Fund [Member]
Employee Benefit Plans [Line Items]
Calculation of payroll costs	5.00%
Amounts contributed for employee benefits	6	6	6
Medical Insurance Benefits [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	65	106	106
Housing Funds [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	38	62	62
Other Benefits [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	$ 16	$ 27	$ 26

Commitments and contingencies - Future Minimum Rental Payments under Noncancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Operating Leases [Line Items]
2013	$ 266
2014	232
2015	198
2016
2017
Operating leases, Total	$ 696

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingent Liabilities [Line Items]
Material capital commitment	$ 0
Provision for operational claims	$ 0	$ 0

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Material subsequent events	$ 0